As filed with the Securities and Exchange Commission on July 27, 2007

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on August 27, 2007 pursuant to Rule 488 under the Securities Act of 1933, as amended

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING INTERNATIONAL EQUITY FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

September 10, 2007

Dear Shareholder:

The Board of Directors has called a Special Meeting of shareholders of ING International Equity Fund (“International Equity Fund”), which is scheduled for 10:00 a.m., Local time, on October 30, 2007, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Directors of International Equity Fund has reviewed and recommends the proposed reorganization (the “Reorganization”) of International Equity Fund with and into ING Index Plus International Equity Income Fund (“Index Plus International Equity Fund”) (each, a “Fund” and collectively, the “Funds”).  Each Fund is a member of the mutual fund group called the “ING Funds.”

If approved by shareholders, you will become a shareholder of Index Plus International Equity Fund on the date that the Reorganization occurs.  The Reorganization would provide shareholders of International Equity Fund with an opportunity to participate in a larger fund with a similar investment objective.

You are being asked to vote to approve an Agreement and Plan of Reorganization for the Reorganization.  The accompanying documents describe the proposed transaction and compare the strategies and expenses of each Fund for your evaluation.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF INTERNATIONAL EQUITY FUND UNANIMOUSLY APPROVED THE PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares you own.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.  It is important that your vote be received no later than October 29, 2007.

International Equity Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process.  As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

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ING INTERNATIONAL EQUITY FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING International Equity Fund

Scheduled for October 30, 2007

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING International Equity Fund (“International Equity Fund”) is scheduled for October 30, 2007, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

At the Special Meeting, you will be asked to consider and approve the following proposals:

(1)

To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among International Equity Fund and ING Index Plus International Equity Fund (“Index Plus International Equity Fund”), providing for the reorganization of International Equity Fund with and into Index Plus International Equity Fund;

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on August 8, 2007, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to International Equity Fund, or by voting in person at the Special Meeting.

By Order of the Board of Directors

Theresa K. Kelety
Secretary

September 10, 2007

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ING INDEX PLUS INTERNATIONAL EQUITY FUND

PROXY STATEMENT/PROSPECTUS

September 10, 2007

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganization	3
Comparison of Investment Objectives and Principal Investment Strategies	6
Comparison of Investment Techniques and Principal Risks of Investing in the Funds	8
Comparison of Portfolio Characteristics	11
Comparison of Fund Performance	12

COMPARISON OF FEES AND EXPENSES	15
Management Fees	16
Sub-Adviser Fees	16
Administration Fees	16
Distribution and Service Fees	16
Expense Limitation Arrangements	16
Expense Tables	17
Sale of Securities After Closing	21
Key Differences in Rights of the Shareholders of ING International Equity Fund and Index Plus International Equity Fund	21

INFORMATION ABOUT THE REORGANIZATION	22
The Reorganization Agreement	22
Reasons for the Reorganization	22
Board Considerations	23
Tax Considerations	23
Expenses of the Reorganization	24

ADDITIONAL INFORMATION ABOUT THE FUNDS	24
Form of Organization	24
Adviser	24
Sub-Advisers	24
Distributor	25
Dividends and Other Distributions	25
Capitalization	25

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	26
Solicitation of Proxies	26
Voting Rights	26
Other Matters to Come Before the Special Meeting	27
Shareholder Proposals	27

APPENDICES
Form of Agreement and Plan of Reorganization	A-1
Additional Information Regarding ING Index Plus International Equity Fund	B-1
Security Ownership of Certain Beneficial and Record Owners	C-1

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PROXY STATEMENT/PROSPECTUS

ING INDEX PLUS INTERNATIONAL EQUITY FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

September 10, 2007

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) is being furnished to you in connection with a Special Meeting of shareholders of ING International Equity Fund (“International Equity Fund”) to be held on October 30, 2007.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on the proposed reorganization (the “Reorganization”) of International Equity Fund with and into ING Index Plus International Equity Fund (“Index Plus International Equity Fund”) (each, a “Fund” and collectively, the “Funds”).

Under an Agreement and Plan of Reorganization (the “Reorganization Agreement”), International Equity Fund, with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, would transfer its assets to Index Plus International Equity Fund in exchange for shares of beneficial interest of Index Plus International Equity Fund and the assumption by Index Plus International Equity Fund of International Equity Fund’s known liabilities as of the Closing Date (as defined below).  Index Plus International Equity Fund’s shares would then be distributed to shareholders of Index Plus International Equity Fund so that each shareholder would receive a number of full and fractional shares of Index Plus International Equity Fund equal to the aggregate value of the number of shares of International Equity Fund held by such shareholder.  As a result of the Reorganization, International Equity Fund will distribute shares of Index Plus International Equity Fund in liquidation of International Equity Fund on November 10, 2007, or such other date as the parties may agree (“Closing Date”).

Because you, as a shareholder of International Equity Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Index Plus International Equity Fund, this Proxy Statement also serves as a Prospectus for Index Plus International Equity Fund.  Index Plus International Equity Fund is a diversified, open-end management investment company, which seeks to outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSIC EAFE® Index”), as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated September 10, 2007, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, Class B and Class C Prospectus, the Class I Prospectus and the Class O Prospectus for International Equity Fund, each dated February 28, 2007 and incorporated by reference (File No. 33-41694); and the Class A, Class B and Class C Prospectus and the Class I Prospectus for Index Plus International Equity Fund, each dated February 28, 2007.  International Equity Fund’s SAI, dated February 28, 2007 (File No. 33-41694) and Index Plus International Equity Fund’s SAI, dated February 28, 2007 (File No. 033-56094), are each incorporated herein by reference.  Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information.  The annual report for each Fund, dated October 31, 2006, and the semi-annual report for each Fund, dated April 30, 2007, are incorporated herein by reference.

For a copy of the current prospectuses, SAI, annual report and semi-annual report for any of the Funds without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.  You can also visit the ING Funds’ website at www.ingfunds.com for additional information about the Funds, including the annual and semi-annual reports.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, (“1940 Act”)and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Fund, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the

SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, Washington, D.C. 20549.

The SEC has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A.  Also, you should consult the Class A, Class B and Class C Prospectus and the Class I Prospectus, each dated February 28, 2007, for more information about the Index Plus International Equity Fund.

The Proposed Reorganization

The Board of Directors of International Equity Fund has approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of International Equity Fund to Index Plus International Equity Fund in exchange for shares of beneficial interest of Index Plus International Equity Fund;

•                  the assumption by Index Plus International Equity Fund of the liabilities of International Equity Fund known as of the Closing Date (as described below);

•                  the distribution of shares of Index Plus International Equity Fund to the shareholders of International Equity Fund; and

•                  the complete liquidation of International Equity Fund.

Shares of Index Plus International Equity Fund would be distributed to shareholders of International Equity Fund so that each shareholder would receive a number of full and fractional shares of Index Plus International Equity Fund equal to the aggregate value of shares of International Equity Fund held by such shareholder.

As a result of the Reorganization, each owner of Class A, Class B, Class C, Class I and Class O shares of International Equity Fund would become a shareholder of the corresponding class of shares of Index Plus International Equity Fund.  The Reorganization is expected to be effective on November 10, 2007, or such other date as the parties may agree (as previously defined, the “Closing Date”).  Each Class A, Class B, Class C, Class I and Class O shareholder of International Equity Fund will hold, immediately after the Closing Date, shares of the corresponding class of Index Plus International Equity Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of International Equity Fund held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  The investment objective of Index Plus International Equity Fund, which will survive in the combined Portfolio if the Reorganization is approved, is to seek to outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”), while maintaining a market level of risk; International Equity Fund seeks long-term capital growth through investment in common stocks principally traded in countries outside of the U.S.;

•                  Both Funds primarily invest in a blend of large capitalization foreign growth and value securities and measure their respective performance against the MSCI EAFE® Index;

•                  The Funds are advised by ING Investments, LLC (the “Adviser” or “ING Investments”); International Equity Fund is sub-advised by ING Investment Management Co. (“ING IM”), while Index Plus International Equity Fund is sub-advised by ING Investment Management Advisors B.V. (the “Sub-Adviser” or “IIMA”);

•                  International Equity Fund is the larger fund (approximately $134.4 million versus $109.2 million for Index Plus International Equity Fund as of May 31, 2007);

•                  The combined Fund after the Reorganization will have the same investment adviser, ING Investments, the same sub-adviser, IIMA as Index Plus International Equity Fund;

•                  The Portfolios have the same portfolio managers, Carl Ghielen and Martin Jansen who will continue to manage the combined Portfolio after the Reorganization;

•                  International Equity Fund, which commenced operations on April 15, 1994, has a longer track record than Index Plus International Equity Fund, which commenced operations on December 21, 2005;

•                  Index Plus International Equity Fund has experienced superior calendar year performance for the most recent calendar year, as well as superior total return performance for the year-to-date and one-year period as of May 31, 2007;

•                  The proposed Reorganization is designed to eliminate a redundancy in the ING Fund complex, thereby reducing inefficiencies arising from having similar portfolios in the same fund group and confusion about overlapping funds;

•                  Each Fund is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”);

•                  The Funds have substantially similar distribution and purchase options, exchange rights and redemption procedures;

•                  Certain holdings of International Equity Fund that are to be transferred to Index Plus International Equity Fund in connection with the Reorganization may be sold prior to the Reorganization; such sales would result in increased transaction costs for International Equity Fund and would result in the realization of taxable gains or losses for the International Equity Fund;

•                  Following the proposed Reorganization, the shareholders of International Equity Fund will pay a lower advisory fee to ING Investments (0.55% vs. 0.85%) after becoming shareholders of Index Plus International Equity Fund;

•                  The proposed Reorganization is expected to result in lower net operating expenses as a percentage of net assets for all classes of shares of the disappearing International Equity Fund; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither International Equity Fund nor their shareholders, nor Index Plus International Equity Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, International Equity Fund will pay to its shareholders a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.  This distribution would be taxable to shareholders that are subject to tax.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for Class A, Class B, Class C, Class I and Class O shares, as applicable, of each Fund as of April 30, 2007, as adjusted per contractual changes, are as follows:

Gross Expenses Before the Reorganization

	Class A	Class B	Class C	Class I	Class O
International Equity Fund	1.73%	2.48%	2.48%	1.48%	1.73%
Index Plus International Equity Fund	1.18%	1.93%	1.93%	0.93%	n/a

Net Expenses Before the Reorganization (After Fee Waiver)

	Class A	Class B	Class C	Class I	Class O
International Equity Fund(1)	1.60%	2.35%	2.35%	1.35%	1.60%
Index Plus International Equity Fund(1)	1.15%	1.90%	1.90%	0.90%	n/a

After the Reorganization: Index Plus International Equity Fund Pro Forma

	Class A	Class B	Class C	Class I	Class O
Gross estimated expenses of Index Plus International Equity Fund	1.28%	2.03%	2.03%	1.03%	1.28%
Net estimated expenses of Index Plus International Equity Fund(1)(2)	1.15%	1.90%	1.90%	0.90%	1.15%

(1)                                     ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least March 1, 2008. The expense limitation agreements are contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  The Board of Trustees has approved extending the expense limitation agreement for Index Plus International Equity Fund if the Reorganization is approved by shareholders until March 1, 2011.  There is no assurance that the expense limitation agreement will remain in effect after this date.

(2)                                     Net Expenses after the Reorganization do not reflect short-term nonrecurring reorganization expenses. For more information, see “Comparison of Fees and Expenses - Annual Fund Operating Expenses.”

Approval of the Reorganization Agreement requires the affirmative vote, if a quorum is present, of a majority of the shares voted in person or by proxy.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF INTERNATIONAL EQUITY FUND AND UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION.  THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between the Funds:

	International Equity Fund	Index Plus International Equity Fund
Investment Objective	Long-term capital growth.	Outperform the total return performance of the MSCI EAFE® Index, while maintaining a market level of risk.

Principal Investment Strategies

•      Under normal market conditions, the Fund invests at least 65% of its total assets in securities of companies of any size principally traded in a number of different countries outside of the U.S.  These securities may include common stocks as well as securities convertible into common stock.

•      In managing the Fund, the Fund’s sub-adviser looks to:

•      Diversify the Fund’s portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

•      Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for appreciation.

•      Invest primarily in established foreign securities markets, although it may invest in countries with emerging securities markets as well.

•      Support the fundamental bottom-up research it conducts with internally developed quantitative models to evaluate the financial characteristics of over 1,000 companies. The Fund’s sub-adviser analyzes qualities including cash flows, earnings and dividends, among others, of each company, in an attempt to select companies with long-term sustainable growth characteristics with some perceived value.

•      The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

•      The Fund may invest in derivative instruments including futures.

•      The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act, and the rules and regulations thereunder.

•      The Fund normally invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds (“ETFs”), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components.

•      The MSCI EAFE® Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

•      ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

•      The Fund may also invest in securities that are convertible into common stocks included in the MSCI EAFE® Index.

•      In managing the Fund, the Sub-Adviser attempts to achieve the Fund’s investment objective by overweighting those stocks in the MSCI EAFE® Index that it believes will outperform the MSCI EAFE® Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE® Index.

•      In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels.  The Fund’s aggregate characteristics will approximate that of the MSCI EAFE® Index.

•      At any one time, the Sub-Adviser generally includes in the Fund between 300 and 400 of the stocks included in the MSCI EAFE® Index.

•      Although the Fund will not hold all the stocks in the MSCI EAFE® Index, the Sub-Adviser expects that there will be a close

	International Equity Fund	Index Plus International Equity Fund

•      The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•      The Fund’s sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

correlation between the performance of the Fund and that of the MSCI EAFE® Index in both rising and falling markets.

•      The Fund may pay transactional and other expenses that are not reflected in the MSCI EAFE® Index.  This will give the Fund a performance disadvantage in relation to the MSCI EAFE® Index.

•      The Fund may sell securities for a variety of reasons, such as to secure gains, limit loses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•      The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	ING IM	IIMA

Portfolio Manager(s)	Carl Ghielen and Martin Jansen	Carl Ghielen and Martin Jansen

As you can see from the chart above, the Funds have the same investment objective and their investment strategies are compatible.  However, Index Plus International Equity Fund is required to invest at least 80% of its assets in stocks including the MSCI EAFE® Index, as well as ETFs and derivatives whose economic returns are similar to the MSCI EAFE® Index with a focus on outperforming the index.  International Equity Fund, on the other hand, does not have an 80% policy of investing in equity securities but it is required to invest at least 65% of its assets in international companies.  Also, based on each Fund’s international investment requirement International Equity Fund could invest 35% of its assets in domestic equity securities as opposed to the up to 20% for Index Plus International Equity Fund, giving it a little more flexibility to adjust its portfolio depending on market conditions.  In addition, Index Plus International Equity Fund focuses its investments on the activity of the MSCI EAFE® Index, which includes securities listed on the exchanges of Europe, Australasia and the Far East whereas International Equity Fund is not restricted to the same regions but in fact may also invest in countries with emerging securities markets giving it a broader pool of investment options.  International Equity Fund does, however, measure its performance against the MSCI EAFE® Index therefore, similar to Index Plus International Equity Fund, it too is looking to outperform the index.  Please refer to the “Comparison of Portfolio Characteristics” table on page 8 for more specific information regarding the portfolio characteristics of the Funds.

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have investment objectives and strategies that are similar, many of the risks of investing in Index Plus International Equity Fund are the same as the risks of investing in International Equity Fund.  You may lose money on your investment in either of the Funds.  Each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Funds.

Convertible Securities Risk.  Each Fund is subject to convertible securities risk.  The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions.  The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.  Convertible securities are often lower rated securities.  A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Derivatives Risk.  Each Fund is subject to derivatives risk.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets.  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed.  These may include swap agreements, options, forwards and futures.  Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.  In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value.  A risk of using derivatives is that the Adviser or each Fund’s sub-adviser might imperfectly judge the market’s direction.  For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Foreign Securities Risk.  Each Fund is subject to the risk of investing in foreign securities.  There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities.  Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.  With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of assets of the Funds, including the withholding of dividends.

Inability to Sell Securities Risk.  Each Fund is subject to the risk of being unable to sell portfolio securities.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.  These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market.  A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Lending Portfolio Securities Risk.  Each Fund is subject to the risk of lending portfolio securities.  In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities.  When a Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Manager Risk.  Each Fund is subject to manager risk because it is an actively managed investment portfolio.  The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that these will produce the desired results.

Other Investment Companies Risk.  Each Fund is subject to the risk of investing in other investment companies.  Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder.  These may include ETFs and Holding Company Depositary Receipts (“HOLDRs”) among others.  ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQ™ (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”).  The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease.  The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.  Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally.  Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  A Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund.  The Fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.

Price Volatility Risk.  Each Fund is subject to price volatility risk.  The value of the Funds change as the prices of their investments go up or down.  Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.  Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.  Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The Funds invest in securities of larger companies, which sometimes have more stable prices than smaller companies.  However, the Funds may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.”  However, these terms can have different application by different managers.  One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another.  For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers.  Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Small- and Mid-Capitalization Companies.  Both Funds are subject to the risk of investing in small- and mid-capitalization companies.  Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange.  Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Portfolio Turnover Risk.  Index Plus International Equity Fund is subject to portfolio turnover risk.  The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.  A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains from shareholders, which may have an adverse effect on the performance of the Fund.

Emerging Markets Investments Risk.  International Equity Fund is subject to the risk of investing in emerging markets.  Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market.  These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Market Trends Risk.  International Equity Fund is subject to the risk of market trends.  From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests.  Rather, the market could favor value-oriented securities, or may not favor equities at all.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Funds as of April 30, 2007:

	International Equity Fund		Index Plus International Equity Fund
Net Assets	$129,960,012		$101,418,408
Number of Holdings	103		413
Portfolio Turnover Rate(1)	40		107
Top 5 Countries (as % of net assets)	Japan	19.7%	Japan	19.8%
	United Kingdom	18.1%	United Kingdom	18.9%
	France	9.7%	Germany	11.2%
	Germany	9.5%	France	7.4%
	Switzerland	7.3%	Switzerland	7.3%
Top 5 Industries (as % of net assets)	Banks	19.2%	Banks	16.7%
	Telecommunications	7.4%	Pharmaceuticals	6.1%
	Oil & Gas	6.5%	Oil & Gas	6.1%
	Pharmaceuticals	6.1%	Insurance	4.8%
	Food	4.6%	Telecommunications	4.1%
U.S. Equity Securities (as a % of market value*)	$0	0.00%	$1,567,368	1.63%
Foreign Securities (as a % of market value*)	$125,513,137	100.00%	$94,347,615	98.37%
Securities Lending Collateral (as a % of market value*)	$805,473	0.64%		n/a
Top 10 Holdings (as a % of net assets)	HSBC Holdings PLC	3.1%	Toyota Motor Corp.	1.9%
	Roche Holding AG	2.3%	Royal Bank of Scotland PLC	1.7%
	Nestle SA	2.1%	Allianz AG	1.6%
	Royal Dutch Shell PLC – Class B	2.0%	Roche Holding AG	1.6%
	Siemens AG	1.9%	Credit Suisse Group	1.6%
	UBS AG – Reg	1.9%	iShares MSCI EAFE Index Fund	1.5%
	Total SA	1.8%	BNP Paribas	1.3%
	GlaxoSmithKline PLC	1.8%	BHP Billiton PLC	1.3%
	Deutsche Bank AG	1.6%	Royal Dutch Shell PLC – Class B	1.3%
	Societe Generale	1.6%	Volvo AB	1.2%

(1)            For the six months ended April 30, 2007.

*              Excluding fixed-income securities and short-term investments.

Comparison of Fund Performance

Set forth below is the performance information for each Fund. The bar charts and table below provide some indication of the risks of investing in each Fund by showing changes in the performance of each Fund’s Class A shares from year to year and by comparing each Fund’s performance to that of a broad-based securities market index.  The bar chars show the performance of each Fund’s Class A shares for each of the past 10 calendar years (or since inception).  Class B, Class C, Class I and Class O shares will have different performance due to differing expenses.  Past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

International Equity Fund

Calendar Year-by-Year Returns (1)(2)(3)(4)(5)

(1)                                     These figures are for the years ended December 31.  They do not reflect sales charges and would be lower if they did.

(2)                                     Effective March 1, 2002, ING Investments, LLC began serving as Investment Adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser.  Prior to March 1, 2002, the Fund did not have a sub-adviser.

(3)                                     Effective on or about February 28, 2007, the Fund changed its name from ING International Growth Fund to ING International Equity Fund.

(4)                                     On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares.

(5)                                     During the period shown in the chart, the Fund’s best quarterly performance was 31.72% for the 4th quarter of 1999, and the Fund’s worst quarterly performance was (23.87)% for the 3rd quarter of 2002. International Equity Fund’s Class A shares’ year-to-date total return as of June 30, 2007 was 7.82%.

Comparison of Fund Performance

Index Plus International Equity Fund

Calendar Year-by-Year Returns(1)(2)(3)

(1)	These figures are for the year ended December 31. They do not reflect sales charges and would be lower if they did.
(2)	Class A shares commenced operations on December 21, 2005.
(3)

During the period shown in the chart, the Fund’s best quarterly performance was 10.01% for the 4th quarter of 2004, and the Fund’s worst quarterly performance was 0.19% for the 2nd quarter of 2006. Index Plus International Equity Fund’s Class A shares’ year-to-date total return as of June 30, 2007 was 10.31%.

Average Annual Total Return

(For the periods ended December 31, 2006)(1)

The table set forth below shows the average annual total return (before and after taxes) for each Fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each Fund are for Class A shares only; after-tax returns for other classes will vary.

	1 Year	5 Years (or Life of Class		10 Years (or Life of Class
International Equity Fund(2)(3)
Class A – Before Taxes(4)	15.43%	7.62%		5.55%
Class A – After Taxes on Distributions(5)	15.32%	7.60%		3.70%
Class A – After Taxes on Distributions and Sale of Fund Shares(5)	10.44%	6.70%		3.80%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)(6)	26.34%	14.98%		7.71%
Class B – Before Taxes(7)	16.60%	7.82%		3.14%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)(6)	26.34%	14.98%		7.54	%(8)
Class C – Before Taxes(9)	20.56%	8.12%		2.46%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)(6)	26.34%	14.98%		7.02	%(10)
Class I – Before Taxes	22.72%	9.12%		6.53%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)(6)	26.34%	14.98%		7.71%
Class O – Before Taxes	22.41%	8.92%		6.69%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)(6)	26.34%	14.98%		12.39	%(11)
Class I – Before Taxes (adjusted) (12)	22.41%	8.84%		8.26%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)(6)	26.34%	14.98%		7.71%
Index Plus International Equity Fund(13)
Class A – Before Taxes(4)	17.42%	16.27%		N/A
Class A – After Taxes on Distributions(5)	16.58%	15.42%		N/A
Class A – After Taxes on Distributions and Sale of Fund Shares(5)	11.66%	13.47%		N/A
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)(6)	26.34%	26.34	%(14)	N/A
Class I – Before Taxes	24.81%	23.35%		N/A
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)(6)	26.34%	26.34	%(14)	N/A

(1)                                   On February 2, 1998, International Equity Fund redesignated Adviser Class shares as Class A shares.  Class B shares of International Equity Fund commenced operations on March 1, 1999.  Class C shares of International Equity Fund commenced operations on June 30, 1998.  Class I shares of International Equity Fund commenced operations on January 1, 1992.  Class O shares of International Equity Fund commenced operation on August 1, 2001.  Class A and Class I shares of Index Plus International Equity Fund commenced operations on December 21, 2005. Class B and Class C shares of Index Plus International Equity Fund commenced operations on January 21, 2006.

(2)                                   Effective March 1, 2002, ING Investments, LLC began serving as Investment Adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser.  Prior to March 1, 2002, the Fund did not have a sub-adviser.

(3)                                   Effective on or about February 28, 2007, the Fund changed its name from ING International Growth Fund to ING International Equity Fund.

(4)                                   Reflects deduction of the maximum Class A sales charge of 5.75%.

(5)                                   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, Class C, Class I and Class O shares will vary from the after-tax returns presented for Class A shares.

(6)                                   The MSCI EAFE® Index is an unmanaged Index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.  It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(7)                                   Reflects deduction of the deferred sales charge of 5.00% and 2.00% for the 1 Year and 5 Year returns, respectively.

(8)                                   The index return for Class B is for the period beginning March 1, 1999.

(9)                                   Reflects deduction of the deferred sales charge of 1% for the 1 Year return.

(10)                              The index returns for Class C shares are for the period beginning July 1, 1998.

(11)                              The index returns for Class O shares are for the period beginning August 1, 2001.

(12)                              Class I shares’ performance has been adjusted to reflect the differences in expenses of Class O shares.

(13)                              The figures shown are for Class A shares of the Fund.  Class B shares and Class C shares are not shown because they did not have a full year of performance as of December 31, 2006.  Class A shares would have substantially similar annual returns as the Class B and Class C shares because the classes are invested in the same portfolio of securities.  Annual returns would differ only to the extent that Class A, Class B and Class C shares have difference expenses.

(14)                              The index return for Class A and Class I is for the period beginning January 1, 2006.

Additional information about Index Plus International Equity Fund is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds.  For further information on the fees and expenses of Index Plus International Equity Fund, see “Appendix B: Additional Information Regarding ING Index Plus International Equity Fund.”

Management Fees

Each Fund pays its investment adviser, ING Investments, a management fee, payable monthly, based on the average daily net assets of the Fund.  The following table shows the aggregate annual management fees paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets:

Fund	Management Fees

International Equity Fund	0.850% on first $250 million; 0.800% on next $250 million; 0.775% on next $250 million 0.750% on next $1.25 billion; and 0.700% over $2 billion
Index Plus International Equity Fund	0.55%

If the shareholders approve the Reorganization, Index Plus International Equity Fund will pay the same management fee currently in place.  For more information regarding the management fees for each Fund, please see the SAI of each Fund, dated February 28, 2007.

Sub-Adviser Fees

ING Investments, the Adviser to the Funds, pays ING IM and IIMA, the sub-adviser to International Equity Fund and Index Plus International Equity Fund, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of the applicable Fund.  The following table shows the aggregate annual sub-advisory fee paid by ING Investments to each Fund’s sub-adviser, as a percentage of that Fund’s average daily net assets:

Fund	Sub-Advisory Fees

International Equity Fund	0.3825% on first $250 million; 0.3600% on next $250 million; 0.3488% on next $250 million 0.3375% on next $1.25 billion; and 0.3150% over $2 billion
Index Plus International Equity Fund	0.20%

If the shareholders approve the Reorganization, ING Investments will continue to pay IIMA the same sub-advisory fee currently in place for Index Plus International Equity Portfolio.  For more information regarding the sub-advisory fees for each Fund, please see the SAI of each Fund, dated February 28, 2007.

Administration Fees

International Equity Fund pays an annual administration fee of 0.08% of its average daily net assets.  Index Plus International Equity Fund pays an annual administration fee of 0.10% of its average daily net assets.  If shareholders approve the Reorganization, Index Plus International Equity Fund will continue to pay an annual administration fee of 0.10% of the Fund’s average daily net assets.

Distribution and Service Fees

Each Fund pays the distribution (12b-1) and/or service fees for each Class of shares, except Class I shares, as described in the table entitled “Annual Fund Operating Expenses.”

Expense Limitation Arrangements

ING Investments has entered into written expense limitation agreements with the Funds, under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least March 1, 2008.  The expense limitation agreements are contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreements within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Pursuant to these expense limitation agreements, the expense limits for Index Plus International Equity Fund are 1.15%, 1.90%, 1.90% and 0.90% for Class A, Class B, Class C and Class I shares, respectively, and the expense limits for International Equity Fund are 1.60%, 2.35%, 2.35%, 1.35% and 1.60% for Class A, Class B, Class C, Class I and Class O shares, respectively. The Board of Trustees has approved extending the expense limitation agreement for Index Plus International Equity Fund with respect to Class A, Class B, Class C and Class I shares, if the Reorganization is approved by shareholders, until March 1, 2011. The Board of Trustees has also approved entering into the written expense limitation agreement for Index Plus International Equity Fund with respect to Class O shares for a period continuing through at least March 1, 2011, if the Reorganization is approved by shareholders.  There is no assurance that the expense limitation agreement will remain in effect after this date.

Expense Tables

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds.  The following table shows the fees and expenses for Class A, Class B, Class C, Class I and Class O shares of each Fund.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Class A(1)		Class B		Class C		Class I	Class O(6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(2)	None		None		None	None

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)(7)	None	(3)	5.00	%(4)	1.00	%(5)	None	None

(1)	The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions.
(2)	Reduced for purchases of $50,000 and over. See “Class A Shares: Initial Sales Charge Alternative” in Appendix B.
(3)

A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See “Class A Shares: Initial Sales Charge Alternative” in Appendix B.

(4)	Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” in Appendix B.
(5)	Imposed upon redemptions within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in Appendix B.
(6)	Class O shares will be launched for Index Plus International Equity Fund in connection with the proposed merger.
(7)	Please see “Contingent Deferred Sales Charge Waiver” below.

None of the Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

Contingent Deferred Sales Charge Waiver

From the Record Date, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of International Equity Fund will be waived.  Further, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of Index Plus International Equity Fund acquired as a result of the merger and reorganization of International Equity Fund into Index Plus International Equity Fund will be waived for the period ending 30 days following the Closing-Date.

Annual Fund Operating Expenses Tables

The current expenses of each of the Funds and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses of the Funds are based upon the operating expenses incurred by Class A, Class B, Class C, Class I and Class O shares for International Equity Fund and by Class A, Class B, Class C and Class I shares for Index Plus International Equity Fund for each Fund’s most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Fund, has agreed.  The pro forma fees show estimated fees of Index Plus International Equity Fund after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Index Plus International Equity Fund pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses

as of April 30, 2007 (Unaudited)(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

		Management Fees	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(3)	Net Fund Operating Expenses
Class A
International Equity Fund	%	0.85%	0.25%	0.63%	1.73%	(0.13)%	1.60%
Index Plus International Equity Fund	%	0.55%	0.25%	0.38%	1.18%	(0.03)%	1.15%
Index Plus International Equity Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.55%	0.25%	0.48%	1.28%	(0.13)%	1.15%

Class B
International Equity Fund	%	0.85%	1.00%	0.63%	2.48%	(0.13)%	2.35%
Index Plus International Equity Fund	%	0.55%	1.00%	0.38%	1.93%	(0.03)%	1.90%
Index Plus International Equity Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.55%	1.00%	0.48%	2.03%	(0.13)%	1.90%
Class C	%
International Equity Fund	%	0.85%	1.00%	0.63%	2.48%	(0.13)%	2.35%
Index Plus International Equity Fund	%	0.55%	1.00%	0.38%	1.93%	(0.03)%	1.90%

	Management Fees	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(3)	Net Fund Operating Expenses
Index Plus International Equity Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%	0.55%	1.00%	0.48%	2.03%	(0.13)%	1.90%
Class I
International Equity Fund %	0.85%	0.00%	0.63%	1.48%	(0.13)%	1.35%
Index Plus International Equity Fund %	0.55%	0.00%	0.38%	0.93%	(0.03)%	0.90%
Index Plus International Equity Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%	0.55%	0.00%	0.48%	1.03%	(0.13)%	0.90%
Class O
International Equity Fund %	0.85%	0.25%	0.63%	1.73%	(0.13)%	1.60%
Index Plus International Equity Fund(4)%	n/a	n/a	n/a	n/a	n/a	n/a
Index Plus International Equity Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%	0.55%	0.25%	0.48%	1.28%	(0.13)%	1.15%

(1)	The fiscal year end for each Fund is October 31.
(2)	ING Funds Services, LLC receives an annual administrative fee equal to 0.08% and 0.10% of International Equity Fund’s and Index Plus International Equity Fund’s average daily net assets, respectively.
(3)

ING Investments, LLC has entered into written expense limitation agreements with each Fund under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments, LLC within three years. The amount of each Fund’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading “Waivers, Reimbursements and Recoupment.” The expense limit for each Fund is shown as “Net Fund Operating Expenses.” The expense limits will continue through at least March 1, 2008. The Board of Trustees has approved extending the expense limitation agreement for Index Plus International Equity Fund until March 1, 2011, if the Reorganization is approved. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of an expense limitation agreement within 90 days of the end of the then-current term or upon termination of the investment management agreement.

(4)	Class O shares will be launched for Index Plus International Equity Fund in connection with the proposed merger.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	International Equity Fund*				Index Plus International Equity Fund*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A *	$728	$1,077	$1,448	$2,488	$685	$925	$1,184	$1,922
Class B	$738	$1,060	$1,509	$2,622	$693	$903	$1,239	$2,057
Class C	$338	$760	$1,309	$2,806	$293	$603	$1,039	$2,251
Class I	$137	$455	$796	$1,757	$92	$293	$512	$1,140
Class O	$163	$532	$926	$2,030	n/a	n/a	n/a	n/a

	Estimated Index Plus International Equity Fund: Pro Forma: The Funds Combined **
	1 Year	3 Years	5 Years	10 Years
Class A*	$685	$919	$1,186	$1,984
Class B	$693	$897	$1,241	$2,119
Class C	$293	$597	$1,041	$2,313
Class I	$92	$287	$514	$1,208
Class O	$117	$365	$648	$1,495

You would pay the following expenses if you did not redeem your shares:

	International Equity Fund*				Index Plus International Equity Fund*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A *	$728	$1,077	$1,448	$2,488	$685	$925	$1,184	$1,922
Class B	$238	$760	$1,309	$2,622	$193	$603	$1,039	$2,057
Class C	$238	$760	$1,309	$2,806	$193	$603	$1,039	$2,251
Class I	$137	$455	$796	$1,757	$92	$293	$512	$1,140
Class O	$163	$532	$926	$2,030	n/a	n/a	n/a	n/a

	Estimated Index Plus International Equity Fund: Pro Forma: The Funds Combined **
	1 Year	3 Years	5 Years	10 Years
Class A*	$685	$919	$1,186	$1,984
Class B	$193	$597	$1,041	$2,119
Class C	$193	$597	$1,041	$2,313
Class I	$92	$287	$514	$1,208
Class O	$117	$365	$648	$1,495

*	The examples reflect the contractual expense limits for one-year period and the first two years of the five- and ten-year periods.
**	Estimated.

Sale of Securities Prior to Closing

Prior to the Reorganization, certain holdings of International Equity Fund will be sold. Such sales will result in increased transaction costs for International Equity Fund, and the realization of taxable gains or losses for International Equity Fund.

Shareholders should review the discussion in “Tax Considerations” below and consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Key Differences in Rights of the Shareholders of ING International Equity Fund and ING Index Plus International Equity Fund

International Equity Fund is organized as a series of ING Series Fund, Inc., a Maryland corporation and is governed by its Articles of Incorporation and Bylaws.  Index Plus International Equity Fund is organized as a series of ING Mutual Funds, a Delaware statutory trust and is governed by its Declaration of Trust and Bylaws.   Key differences under International Equity Fund’s Articles of Incorporation/Bylaws and Index Plus International Equity Fund’s Declarations of Trust/Bylaws are presented below.

International Equity Fund	Index Plus International Equity Fund

Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term.

The Corporation reserves the right from time to time to make any amendment to the Articles of Incorporation, except that no action affecting the validity or accessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

The Board of Directors has the power to amend the Bylaws.

The Trust Instrument permits the Trustees, without a shareholder vote to amend the Trust Instrument, so long as such amendment does not materially adversely affect the rights of any shareholders and is not in contravention of applicable laws, except that shareholders have the right to vote on: (i) the election and removal of Trustees; (ii) any investment advisory contract; (iii) incorporation of the Trust; and (iv) termination of the Trust (by a vote of at least two-thirds of the outstanding shares).

The Trust Instrument permits the Trustees to amend the By-laws.

Because International Equity Fund is organized as a series of a Maryland corporation and Index Plus International Equity Fund is organized as a series of a Delaware statutory trust, there are some differences between the rights of shareholders of the Funds.  Under the Maryland Code, shareholders of International Equity Fund have no personal liability for the Fund’s acts or obligations.  Under Delaware law, shareholders of a Delaware statutory trust are governed by the trust instrument. Index Plus International Equity Fund’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund.  As such, shareholders of Index Plus International Equity Fund have no personal liability as such for the Fund’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A.

The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of International Equity Fund in exchange for shares of beneficial interest of Index Plus International Equity Fund and the assumption by Index Plus International Equity Fund of International Equity Fund’s known liabilities, as set forth in International Equity Fund’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Index Plus International Equity Fund to shareholders of International Equity Fund, as provided for in the Reorganization Agreement.  International Equity Fund will then be liquidated.

Each Class A, Class B, Class C, Class I and Class O shareholder of International Equity Fund will hold, immediately after the Closing Date, shares of the corresponding class of Index Plus International Equity Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of International Equity Fund held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of Index Plus International Equity Fund generally will not be represented by physical certificates.

Until the Closing Date, shareholders of International Equity Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by Index Plus International Equity Fund for the redemption of its shares.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of International Equity Fund.  The Reorganization Agreement also requires that each Fund take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit Fund shareholders by resulting in a surviving fund with a greater asset base.  This is expected to provide greater investment opportunities for Index Plus International Equity Fund and the potential to take larger portfolio positions.

The proposed Reorganization was initially presented for consideration to, and was approved by, the Board of Directors of International Equity Fund and by the Board of Trustees of Index Plus International Equity at meetings held on July 24, 2007 and July 12, 2007, respectively.  The Directors/Trustees of each Fund, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of each Fund, respectively, determined that the interests of the shareholders of such Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interest of such Fund and its shareholders.

The Reorganization will allow shareholders of International Equity Fund to continue to participate in a professionally managed portfolio with a similar investment objective.

As shareholders of Index Plus International Equity Fund, shareholders will be able to continue to exchange into the ING Funds that offer the same Class of shares in which such shareholder is currently invested.

Board Considerations

The Board of Directors of International Equity Fund, in recommending the proposed transaction, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Fund complex;

•                  the potential benefits of the transaction to shareholders, including that Index Plus International Equity Fund would have a larger asset base and should be better positioned to achieve economies of scale;

•                  the relative investment performance of International Equity Fund as compared to Index Plus International Equity Fund, including that Index Plus International Equity Fund has experienced superior calendar year performance for the most recent calendar year, as well as superior total return performance for the year-to-date and one-year period ended May 31, 2007;

•                  expense ratios and information regarding fees and total expenses of the Funds, including that the shareholders of International Equity Fund are expected to benefit from a lower expense ratio after the Reorganization and that, if the Reorganization is approved, ING Investments has agreed to a fee waiver/expense reimbursement for Index Plus International Fund through March 1, 2011;

•                  the similarities and differences between investment objectives and strategies of Index Plus International Equity Fund and those of International Equity Fund;

•                  that all expenses relating to the Reorganization (“Reorganization Expenses”) will be borne equally by ING Investments (or an affiliate) and International Equity Fund;

•                  that while commission costs in connection with the disposition and purchase of certain securities (Transition Costs”) will be borne by International Equity Fund, the lower expense ratios are expected to result in International Equity Fund’s recouping the Transition Costs and its share of the Reorganization Expenses within approximately six months;

•                  the terms and conditions of the Reorganization Agreement;

•                  the tax consequences of the Reorganization to International Equity Fund and its shareholders, including the tax-free nature of the transaction;

•                  that the interests of existing shareholders of International Equity Fund will not be diluted as a result of the Reorganization; and

•                  the future potential benefits to ING Investments in that its costs to manage Index Plus International Equity Fund after the Reorganization are expected to be less than its costs to manage both Funds.

The Directors of International Equity Fund recommend that shareholders approve the Reorganization with Index Plus International Equity Fund.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither International Equity Funds nor their shareholders, nor Index Plus International Equity Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.  As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Prior to the Closing Date, Growth Fund will pay to its shareholders a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.  This distribution would be taxable to shareholders that are subject to tax.

As of May 31, 2007, International Equity Fund had approximately $33 million of capital loss carryforwards.  Index Plus International Equity Fund had accumulated no capital loss carryforwards.  After the Reorganization, the losses of International Equity Fund generally will be available to Index Plus International Equity Fund to offset its capital gains, although a portion of the amount of these losses that may offset Index Plus International Equity Fund’s capital gains in any given year may be limited due to this Reorganization.  The ability of Index Plus International Equity Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of each Fund.  After the Reorganization, however, these benefits will inure to the benefit of all post-reorganization shareholders of Index Plus International Equity Fund.

Expenses of the Reorganization

ING Investments (or its affiliate) will bear half the cost of the Reorganization.  International Equity Fund will bear the other half of the expenses relating to the proposed Reorganization, including, but not limited to, costs associated with preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

International Equity Fund is a diversified series of ING Series Fund, Inc., an open-end, management investment company organized as a Maryland corporation.  ING Series Fund, Inc. is governed by a Board of Directors consisting of six members.  Index Plus International Equity Fund is a diversified series of ING Mutual Funds, an open-end, management investment company organized as a Delaware statutory trust.  ING Mutual Funds is governed by a Board of Trustees consisting of nine members.  For more information on the history of ING Series Fund, Inc. or ING Mutual Funds, see each Fund’s respective SAI.

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to both Funds. ING Investments has overall responsibility for the management of the Funds.  ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995 and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2006, ING Investments managed over $50.1 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

Sub-Advisers

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Fund.  ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser.  Under the terms of the sub-advisory agreements, the agreement can be terminated by either ING Investments or a Fund’s Board.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Funds.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to the annual shareholder report, dated October 31, 2006, for the Funds.  ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Funds’ assets and the purchase and sale of portfolio securities.

Distributor

ING Funds Distributor, LLC (the “Distributor”), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds and is a member of the NASD.

To obtain information about NASD member firms and their associated persons, you may contact the NASD at www.nasdr.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.  Each Fund distributes capital gains, if any, on an annual basis.  Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

If the Reorganization Agreement is approved by shareholders of International Equity Fund, then as soon as practicable before the Closing Date, International Equity Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of April 30, 2007, and on a pro forma basis as of April 30, 2007, giving effect to the Reorganization:

	Net Assets		Net Asset Value Per Share	Shares Outstanding

International Equity Fund
Class A	$29,862,236		$12.04	2,480,932
Class B	$4,744,388		$11.74	404,233
Class C	$2,502,339		$11.73	213,243
Class I	$6,772,937		$12.10	559,596
Class O	$86,078,112		$12.01	7,165,341

Index Plus International Equity Fund
Class A	$3,956,770		$13.09	302,190
Class B	$445,352		$12.98	34,292
Class C	$724,203		$13.00	55,702
Class I	$96,292,083		$13.09	7,354,606

Pro Forma – International Equity Fund including Index Plus International Equity Fund
Class A	$33,810,068	(1)	$13.09	2,582,809	(2)
Class B	$5,188,320	(1)	$12.98	399,698	(2)
Class C	$3,225,793	(1)	$13.00	248,132	(2)
Class I	$103,062,993	(1)	$13.09	7,871,864	(2)
Class O	$86,052,347	(1)	$12.01	7,165,341

(1)                                     Reflects adjustment for estimated one time merger expense of ($8,938), ($1,420), ($749), ($2,027) and ($25,765) on Classes A, B, C, I and O, respectively.

(2)                                     Reflects new shares issued, net of retired shares of International Equity Fund of (200,313), (38,827), (20,813) and (42,338) for Classes A, B, C and I respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about September 10, 2007.  Shareholders of International Equity Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  International Equity Fund has retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.  The estimated cost of the proxy solicitation is $9,800.  ING Investments (or an affiliate) and International Equity Fund will share equally in costs of the proxy solicitation.  Shareholders of International Equity Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned.  If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares.  The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus.  The Solicitor will then record the shareholder’s instructions on the Proxy Card.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-434-5625.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with International Equity Fund, a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of International Equity Fund that may be presented at the Special Meeting.

Voting Rights

As a shareholder of International Equity Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of International Equity Fund at the close of business on August 8, 2007 (the “Record Date”) will be entitled to be present and give voting instructions for International Equity Fund at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, your vote must be received no later than 5:00 p.m. on October 29, 2007.  The following shares of beneficial interest of International Equity Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A
Class B
Class C
Class I
Class O
Total

Approval of the Reorganization Agreement requires the vote, if a quorum is present, of a majority of the shares of International Equity Fund, voted in person or by proxy.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

International Equity Fund expects that, before the Special Meeting, broker-dealer firms holding shares of International Equity Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, International Equity Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners.  If permitted, such broker-dealers may so vote.

To the knowledge of ING Investments, as of August 8, 2007, no current Director/Trustee owned 1% or more of the outstanding shares of either Fund, and the officers and Directors/Trustees owned, as a group, less than 1% of the shares of either Fund.

Appendix C hereto lists the persons that, as of August 8, 2007, owned beneficially or of record 5% or more of the outstanding shares of any class of the Funds.

Other Matters to Come Before the Special Meeting

ING Series Fund, Inc. does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

ING Series Fund, Inc. is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by International Equity Fund’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Theresa K. Kelety
Secretary

September 10, 2007
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 24th day of July, 2007, by and between ING Mutual Funds, a Delaware statutory trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Mutual Funds”), on behalf of its series, ING Index Plus International Equity Fund (the “Acquiring Fund”), and ING Series Fund, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Series Fund”), on behalf of its series, ING International Equity Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class I and Class O voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of ING Mutual Funds has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of ING Series Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                    TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.          Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class I and Class O Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s

Statement of Assets and Liabilities as of the Closing Date delivered by ING Series Fund, on behalf of the Acquired Fund, to ING Mutual Funds, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C, Class I and Class O shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of Class A, Class B, Class C, Class I and Class O Acquiring Fund Shares to be so credited to Class A, Class B, Class C, Class I and Class O Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class A, Class B, Class C, Class I and Class O Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, Class I and Class O of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class I and Class O Acquiring Fund Shares in connection with such exchange.

1.5.          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.                                      VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2.          The net asset value of a Class A, Class B, Class C, Class I and Class O Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3.          The number of the Class A, Class B, Class C, Class I and Class O Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class I and Class O shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent accountants.

3.                                      CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be November 10, 2007, or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.          The Acquired Fund shall direct the Bank of New York Company, Inc., as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Fund shall direct DST Systems, Inc.  (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class I, and Class S shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of ING Series Fund, ING Series Fund, on behalf of the Acquired Fund, represents and warrants to ING Mutual Funds as follows:

(a)       The Acquired Fund is duly organized as a series of ING Series Fund, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under ING Series Fund’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Series Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)        The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Series Fund’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Series Fund, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Series Fund, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by ING Mutual Funds, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  ING Series Fund, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2006, have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2006, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)      All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of ING Series Fund, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of ING Mutual Funds, ING Mutual Funds, on behalf of the Acquiring Fund, represents and warrants to ING Series Fund as follows:

(a)       The Acquiring Fund is duly organized as a series of ING Mutual Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the state of Delaware, with power under ING Mutual Funds’ Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       ING Mutual Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the

1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Mutual Funds’ Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Mutual Funds, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Mutual Funds, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by ING Series Fund, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Mutual Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  ING Mutual Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at December 31, 2006 have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since December 31, 2006, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)        All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Mutual Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of ING Mutual Funds, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The Class A, Class B, Class C, Class I and Class O Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by ING Mutual Funds for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                     COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Fund covenants that the Class A, Class B, Class C, Class I and Class O Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class I and Class O Acquiring Fund Shares received at the Closing.

5.8.          The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          ING Series Fund, on behalf of the Acquired Fund, covenants that ING Series Fund will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as ING Mutual Funds, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Series Fund’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) ING Mutual Funds’, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of ING Series Fund, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at ING Series Fund’s election, to the performance by ING Mutual Funds, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of ING Mutual Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          ING Mutual Funds shall have delivered to ING Series Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to ING Series Fund and dated as of the Closing Date, to the effect that the representations and warranties of ING Mutual Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as ING Series Fund shall reasonably request;

6.3.          ING Mutual Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Mutual Funds, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of ING Mutual Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at ING Mutual Funds’ election, to the performance by ING Series Fund, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of ING Series Fund, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          ING Series Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Series Fund;

7.3.          ING Series Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to ING Mutual Funds and dated as of the Closing Date, to the effect that the representations and warranties of ING Series Fund, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as ING Mutual Funds shall reasonably request;

7.4.          ING Series Fund, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Series Fund, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Series Fund, on behalf of the Acquired Fund, or ING Mutual Funds, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of ING Series Fund’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither ING Mutual Funds nor ING Series Fund may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Mutual Funds or ING Series Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to ING Series Fund and ING Mutual Funds substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of ING Mutual Funds and ING Series Fund.  Notwithstanding anything herein to the contrary, neither ING Mutual Funds nor ING Series Fund may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.          ING Series Fund, on behalf of the Acquired Fund, and ING Mutual Funds, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser) and (ii) the Acquired Fund.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        ING Mutual Funds and ING Series Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before May 30, 2008, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Series Fund and ING Mutual Funds; provided, however, that following the meeting of the shareholders of the Acquired Fund called by ING Series Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C, Class I and Class O Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

a.	ING Mutual Funds	b.	ING Series Fund
	7337 East Doubletree Ranch Road		7337 East Doubletree Ranch Road
	Scottsdale, Arizona 85258-2034		Scottsdale, Arizona 85258-2034
	Attn: Huey P. Falgout, Jr.		Attn: Huey P. Falgout, Jr.

	With a copy to:		With a copy to:
	Dechert LLP		Goodwin Procter LLP
	1775 I Street, N.W.		53 State Street
	Washington, D.C. 20006		Exchange Place
	Attn: Jeffrey S. Puretz		Boston, MA 02109
Attn: Philip H. Newman

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the state of Delaware without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5         It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of ING Series Fund personally, but shall bind only the corporate property of the Acquired Fund, as provided in the Articles of Incorporation of ING Series Fund.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	ING MUTUAL FUNDS on behalf of its

ING INDEX PLUS INTERNATIONAL EQUITY
FUND series

By:

SECRETARY	Title:

Attest:	ING SERIES FUND, INC. on behalf of its

ING INTERNATIONAL EQUITY FUND series

By:

SECRETARY	Title:

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APPENDIX B

ADDITIONAL INFORMATION REGARDING ING INDEX PLUS INTERNATIONAL EQUITY FUND

SHAREHOLDER GUIDE

ING Purchase Options™

This Proxy Statement/Prospectus relates to five separate Classes of shares of ING Index Plus International Equity Fund (“Index Plus International Equity Fund”):  Class A, Class B, Class C, Class I and Class O, each of which represents an identical interest in Index Plus International Equity Fund’s investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements.

As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of Index Plus International Equity Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING International Equity Fund (“International Equity Fund”) shares held by you immediately prior to the Reorganization, and the period that you held shares of International Equity Fund will be included in the holding period of Index Plus International Equity Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights.  Purchases of the shares of Index Plus International Equity Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

The sales charges and fees for Class A, Class B, Class C, Class I and Class O shares of Index Plus International Equity Fund are shown and contrasted in the chart below.

	Class A		Class B		Class C		Class I	Class O
Maximum Initial Sales Charge on Purchases	5.75	%(1)	None		None		None	None
Contingent Deferred Sales Charge (“CDSC”)	None	(2)	5.00	%(3)	1.00	%(4)	None	None
Annual Distribution (12b-1) and Service Fees (5)	0.25%		1.00%		1.00%		None	0.25%
Maximum Purchase	Unlimited		$100,000		$1,000,000		Unlimited	Unlimited
Automatic Conversion to Class A	N/A		8 Years	(6)	N/A		N/A	N/A

(1)                Reduced for purchases of $50,000 and over.

(2)                For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge.  See “Class A Shares: Initial Sales Charge Alternative” in this Appendix B.

(3)                Imposed upon redemption within 6 years from purchase.  Fee has scheduled reductions after the first year.  See “Class B Shares: Deferred Sales Charge Alternative” in this Appendix B.

(4)                Imposed upon redemption within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in this Appendix B.

(5)                Annual asset-based distribution charge.

(6)                Class B shares of Index Plus International Equity Fund issued to shareholders of International Equity Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of International Equity Fund.

*                    The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions

When choosing between classes, you should carefully consider:

•                  How long you plan to hold Index Plus International Equity Fund;

•                  The amount of your investment;

•                  The expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or    the CDSC; and

•                  Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Class B shares are not intended for purchase in excess of $100,000 or $1,000,000 in the case of Class C shares. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because Index Plus International Equity Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares do not exceed the maximum of $100,000 or $1,000,000 in the case of Class C shares. Index Plus International Equity Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount.  When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

Class I shares are available only to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

Class O shares are only available to customers purchasing shares through ING DIRECT Securities, Inc. and members of such other groups as may be approved by the Board from time to time.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled.  As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts.  Index Plus International Equity Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount.  In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform Index Plus International Equity Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. Index Plus International Equity Fund’s Statement of Additional Information (“SAI”) discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on ING Funds’ website by going to www.ingfunds.com, clicking on the “Fund Information” link, and then using the “Shareholder Guides” link found under the “Related Topics” section and selecting the appropriate link for Index Plus International Equity Fund.  Please review the disclosure about all of the available classes carefully.  Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

Distribution and Shareholder Servicing Fees

To pay for the cost of promoting Index Plus International Equity Fund and servicing shareholder accounts, Class A, Class B, Class C and Class O shares have adopted a Rule 12b-1 plan, which requires distribution and shareholder service fees to be paid out of the assets of each class.  With respect to Class O shares Index Plus International Equity Fund has adopted a shareholder Services Plan that allows payment of a services fee.  The services fee is primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts.  Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Intermediaries for Selling Mutual Funds

ING mutual funds are distributed by ING Funds Distributor, LLC (“Distributor”). The Distributor is a broker-dealer that is licensed to sell securities.  The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers.  Each ING mutual fund also has an investment adviser (“Adviser”) who is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “ING”) may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the NASD as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you.  The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund.  Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING.  They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

Index Plus International Equity Fund’s Adviser or the Distributor, out of its own resources and without additional cost to Index Plus International Equity Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of a Fund, including affiliates of the Adviser and the Distributor.  These amounts would be in addition to the distribution payments made by Index Plus International Equity Fund under the distribution agreements.  The payments made under these arrangements are paid by the Adviser or the Distributor.  Additionally, if Index Plus International Equity Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on Index Plus International Equity Fund if it must pay to have it sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities.  These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; or (2) as a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of Index Plus International Equity Fund’s shares held by the broker-dealer’s customers or (2) 0.20% of the value of Index Plus International Equity Fund’s shares sold by the broker-dealer during a particular period.  In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $20 for that sale.  If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets.

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling ING mutual funds, including affiliated companies.  This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns.  The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-advisers of a Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds.  Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell.  What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms ING paid to sell its mutual funds, as of the end of the last calendar year are: Advest Inc; AG Edwards & Sons; Charles Schwab & Co Inc; Citigroup; Directed Services, LLC; Financial Network Investment Corporation; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Partners Inc.; Legg Mason Wood Walker Inc.; Linsco/Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co; Pershing Sweep; Primevest Financial Services Inc.; Raymond James Financial Services; RBC Dain Rauscher Inc; UBS Financial Services Inc.; Wachovia Securities Inc.; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive.  Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

If you have any questions, please call 1-800-992-0180.

Sales Charge Calculation

Class A(1)(2)

Class A shares of Index Plus International Equity Fund are sold subject to the following sales charge:

Your Investment	As a % of the Offering Price(3)	As a % of net amount invested
Less than $50,000	5.75%	6.10%
$50,000 – $99,999	4.50%	4.71%
$100,000 – $249,999	3.50%	3.63%
$250,000 – $499,999	2.50%	2.56%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See below

(1)                       Shareholders that purchased funds prior to February 2, 1998 that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

(2)                       Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(3)                       The term “offering price” includes the front-end sales charge.

Investment of $1 Million of More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more.  However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

Your Investment	CDSC	Period During Which CDSC Applies
$1,000,000 - $2,499,999	1.00%	2 years
$2,500,000 - $4,999,999	0.50%	1 year
$5,000,000 and over	0.25%	1 year

Class B Shares: Deferred Sales Charge

Class B shares are offered at their NAV per share without any initial sales charge.  However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them.  The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Year of Redemption After Purchase	CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
After Sixth Year	None

Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of Index Plus International Equity Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of International Equity Fund.  Class B shares acquired initially through funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.  For additional information on the CDSC and the conversion of Class B, see Index Plus International Equity Fund’s SAI.

Class C Shares: Deferred Sales Charge

Class C shares are offered at their NAV per share without any initial sales charge.  However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them.  The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Years After Purchase	CDSC on Shares Being Sold
1st Year	1.00%
After 1st Year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, Index Plus International Equity Fund will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

Class I Shares

Class I shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and “wrap accounts.”  The minimum initial investment is $250,000.  The Distributor may waive these minimums from time to time.

Class O Shares

Class O shares are offered at NAV without a sales charge to customers purchasing Fund shares through ING Direct Securities, Inc.

Sales Charge Reductions and Waivers – Class A, Class B and Class C shares

Reduced or Waived Front-End Sales Charges.  You may reduce the initial sales charge on a purchase of Class A shares of Index Plus International Equity Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•  Letter of Intent — lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

•  Rights of Accumulation — lets you add the value of shares of any open-end ING Fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

•  Combination Privilege — shares held by investors in the ING Funds that impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV.  This may be done by:

•  Reinstatement Privilege – if you sell Class A shares of Index Plus International Equity Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days; or

•  Purchases by Certain Accounts – Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or Index Plus International Equity Fund’s SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC Waivers.  If you notify DST Systems, the Fund’s transfer agent (“Transfer Agent”) at the time of redemption, the CDSC for each class will be waived in the following cases:

•  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•  For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

•  Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account (“IRA”).  However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

•  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

Reinstatement Privilege.  If you sell Class A, Class B or Class C shares of Index Plus International Equity Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale.  Reinstated Class B and Class C shares will retain their original cost and purchase dates for purposes of the CDSC.  This privilege can be used only once per calendar year.  If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see Index Plus International Equity Fund’s SAI for more information.

Purchase of Shares

With respect to Class A, Class B and Class C shares, the minimum initial investment is $1,000 ($250 for retirement accounts) and the minimum initial investment for a pre-authorized retirement plan is $1,000 to open, plus monthly installments of at least $100.  The minimum initial investment for Class I shares is $250,000. The minimum initial investment for Class O shares is $1,000 ($250 for IRA accounts).  If a shareholder is unable to invest the minimal initial investment for Class O shares, they may open an account for as little as $100 and $75/month for a regular account, or $50 and $25 for an IRA account using the Automatic Investment Plan (“AIP”).  An AIP allows a shareholder to invest regular amounts at regular intervals.

With respect to the purchase of Class A, Class B, Class C and Class I shares, Index Plus International Equity Fund and the Distributor reserve the right to reject any purchase order.  Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.  Index Plus International Equity Fund and the Distributor reserve the right to waive minimum investment amounts and to liquidate sufficient shares to recover annual Transfer Agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs) for Class A, Class B and Class C or $250,000 for Class I.

To purchase Class O shares you must be an existing customer of ING DIRECT (ING Bank, fsb) with an Orange Savings Account.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: Index Plus International Equity Fund, the Distributor, or a third-party selling you Index Plus International Equity Fund must obtain the following information for each person that opens an account:

•  Name;

•  Date of birth (for individuals);

•  Physical residential address (although post office boxes are still permitted for mailing); and

•  Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

Frequent Trading – Market Timing

Index Plus International Equity Fund is intended for long-term investment and not as short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of Index Plus International Equity Fund. Index Plus International Equity Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that Index Plus International Equity Fund determines not to be in the best interest of Index Plus International Equity Fund.

Index Plus International Equity Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of Index Plus International Equity Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

ING Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Funds that do not invest in foreign securities. For example, if trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Fund’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.

Index Plus International Equity Fund’s Board of Trustees (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of Index Plus International Equity Fund. Consistent with this policy, Index Plus International Equity Fund monitors trading activity. Shareholders of Index Plus International Equity Fund may make exchanges among their accounts with ING Funds four times each year.  All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within thirty days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed.  Index Plus International Equity Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it concludes that such trading is nevertheless abusive or adverse to the interest of long-term shareholders. Index Plus International Equity Fund also reserves the right to modify the frequent trading – market timing policy at any time without prior notice, depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, Index Plus International Equity Fund reserves the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a transaction up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in Index Plus International Equity Fund will occur. Moreover, in enforcing such restrictions, Index Plus International Equity Fund is often required to make decisions that are inherently subjective. Index Plus International Equity Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the ING Funds through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The ability of the ING Funds to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited.  Consequently, the ING Funds must rely on the financial intermediary to monitor frequent, short-term trading within the Funds by the financial intermediary’s customers. The ING Funds seek assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the ING Funds will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The ING Funds seek to implement the policies and procedures described above through instructions to the ING Funds’ administrator, ING Funds Services, LLC.

Retirement Plans

Index Plus International Equity Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations.  State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

How To Redeem Shares – Class A, Class B, Class C and Class I shares

Shares of Index Plus International Equity Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange (“NYSE”) is open for business.

Systematic Withdrawal Plan – Class A, Class B, Class C and Class I shares

You may elect to make periodic withdrawals from your account on a regular basis.

•  Your account must have a current value of at least $10,000, or $250,000 in the case of Class I shares.

•  Minimum withdrawal amount is $100, or $1,000 in the case of Class I shares.

•  You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.

Payments – Class A, Class B, Class C and Class I

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Index Plus International Equity Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the Securities and Exchange Commission (“SEC”). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Index Plus International Equity Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, Index Plus International Equity Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, Index Plus International Equity Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

How To Redeem Shares – Class O shares

To redeem all or a portion of the shares in your account, you should submit a redemption request as described in the Class O prospectus

Redemption requests may be made in writing, online, or, in amounts up to $100,000, by telephone.  A medallion signature guarantee is required if the amount of the redemption request is over $100,000.  A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which participates in a medallion program recognized by the Securities Transfer Association.  Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted.  Please note that a notary public cannot provide signature guarantees.

Payments – Class O shares

Once your redemption request is received in good order as described in the Class O prospectus, Index Plus International Equity Fund normally will send the proceeds of such redemption within one or two business days.  However, if making immediate payment could adversely affect Index Plus International Equity Fund, Index Plus International Equity Fund may defer distribution for up to seven days or a longer period if permitted.  If you redeem shares of Index Plus International Equity Fund shortly after purchasing them, Index Plus International Equity Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days.  A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.

Index Plus International Equity Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, Index Plus International Equity Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, Index Plus International Equity Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Net Asset Value

The NAV per share of each class of Index Plus International Equity Fund is determined each business day as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  Index Plus International Equity Fund is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on national holidays and Good Friday.  Index Plus International Equity Fund shares will not be priced on those days.  The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by Index Plus International Equity Fund will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund’s NAV is not calculated.  As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

When market quotations are not available or are deemed unreliable, Index Plus International Equity Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund’s Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                  Securities that are restricted as to transfer or resale.

Index Plus International Equity Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  The Adviser makes such determinations in good faith in accordance with procedures adopted by the Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that Index Plus International Equity Fund could obtain fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge.  When you sell shares, you receive the NAV minus any applicable CDSC.  Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor.  A purchase order will be deemed to be in proper form when all of the required steps set forth in Index Plus International Equity Fund’s Prospectus under the section “How to Purchase Shares” have been completed.  If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.  If you purchase by wire, you must submit an application form in a timely fashion.  If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day.  For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account.  You may rely on these confirmations in lieu of certificates as evidence of your ownership.  Certificates representing shares of Index Plus International Equity Fund will not be issued unless you request them in writing.

Telephone Orders – Class A, Class B, Class C and Class I shares

Index Plus International Equity Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.  Index Plus International Equity Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine.  These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions.  If Index Plus International Equity Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Online and Telephone Exchange and/or Redemption Privileges – Class O shares

You automatically receive online and telephone exchange and redemption privileges when you establish your account.  If you do not want these privileges, you may call (866) 289-3863 to have them removed.  All telephone transactions may be recorded, and you will be asked for certain identifying information.

Exchanges

You may exchange shares of Index Plus International Equity Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of an ING Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

For Class A, Class B, Class C and Class I shares, if you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to Index Plus International Equity Fund available in this Proxy Statement/Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Proxy Statement/Prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.

CDSC on Exchange into ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from Index Plus International Equity Fund described in this Proxy Statement/Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that Fund, Index Plus International Equity Fund’s CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in Index Plus International Equity Fund.

Systematic Exchange Privilege

With respect to Class A, Class B and Class C, with an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, Index Plus International Equity Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch-tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

Privacy Policy

Index Plus International Equity Fund has adopted a policy concerning investor privacy.  To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, or obtain a policy over the internet at www.ingfunds.com.

Householding

To reduce expenses, we may mail only one copy of Index Plus International Equity Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.

Portfolio Holdings Disclosure Policy

A description of Index Plus International Equity Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in its SAI.  Index Plus International Equity Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter.  The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., Index Plus International Equity Fund will post the quarter ending June 30 holdings on August 1).  Index Plus International Equity Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until it files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Fund’s website is located at www.ingfunds.com.

Management of Index Plus International Equity Fund

Investment Adviser.  ING Investments, an Arizona limited liability company, serves as the investment adviser to Index Plus International Equity Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

Sub-Adviser.  ING Investments has engaged a sub-adviser to provide the day-to-day management of Index Plus International Equity Fund. The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments, the Board or the Sub-Adviser. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING Investments acts as a “manager-of-managers” for Index Plus International Equity Fund. ING Investments delegates to the sub-adviser of Index Plus International Equity Fund the responsibility for investment management, subject to ING Investment’s oversight.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of Index Plus International Equity Fund.  From time to time, ING Investments may recommend the appointment of additional or replacement sub-advisers to the Board.  Index Plus International Equity Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Index Plus International Equity Fund’s shareholders.  Index Plus International Equity Fund will notify shareholders of any change in the identity of a sub-adviser of Index Plus International Equity Fund.  In this event, the name of Index Plus International Equity Fund and its investment strategies may change.

ING Investment Management Advisors B.V. (“IIMA” or “Sub-Adviser”) serves as Sub-Adviser to Index Plus International Equity Fund.  IIMA is a Netherlands corporation organized in 1896 and became an investment advisory company in 1991.  It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands.  IIMA is registered with the SEC as an investment adviser.  IIMA is a company organized to manage investments and provide investment advice to affiliates in Canada and the United States.  IIMA is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.  IIMA operates under the collective management of ING Investment Management (“IIM”) which had assets under management of over $3.7 billion as of December 31, 2006.

The following individuals are responsible for the day-to-day management of Index Plus International Equity Fund:

Carl Ghielen, Portfolio Manager, is co-manager of the Fund.  He is responsible for stock selection, as well as coordinating efforts on behalf of IIMA and certain ING affiliates’ international equity teams.  Mr. Ghielen is the portfolio manager responsible for implementing the daily investment decisions, including placing trade orders.  Mr. Ghielen has over 14 years of investment experience.  Prior to joining IIMA in 2000, he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen, Portfolio Manager, is co-manager of the Fund.  He is responsible for stock selection.  Mr. Jansen joined IIMA or its affiliates in 1997 as senior manager and has over 25 years of investment experience.  Prior to joining IIMA, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

Additional Information Regarding Portfolio Managers.  Index Plus International Equity Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in Index Plus International Equity Fund.

Dividends, Distributions and Taxes

Index Plus International Equity Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.  Index Plus International Equity Fund pays dividends and capital gains, if any, annually.

With respect to Class A, Class B, Class C and Class I, unless you instruct Index Plus International Equity Fund to pay you dividends in cash, dividends and distributions paid by Index Plus International Equity Fund will be reinvested in additional shares of Index Plus International Equity Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B, Class C or Class I shares of Index Plus International Equity Fund invested in another ING Fund that offers the same class of shares.

With respect to Class O shares, a shareholder must select one of the following three options for dividends and capital gains distributions: (1) Full Reimbursement - both dividends and capital gains distributions from the Fund will be reinvested in additional shares of Index Plus International Equity Fund; (2) Capital Gains Reinvestment – capital gains distributions from the Fund will be reinvested in additional shares of the same class of shares of Index Plus International Equity Fund and all net income from dividends will be distributed in cash; or (3) All Cash – dividends and capital gains distributions will be paid in cash.  If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another fund.The following information is meant as a general summary for U.S. shareholders. Please see Index Plus International Equity Fund’s SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in Index Plus International Equity Fund.

Index Plus International Equity Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although Index Plus International Equity Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if Index Plus International Equity Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by Index Plus International Equity Fund. The following are guidelines for how certain distributions by Index Plus International Equity Fund are generally taxed to individual taxpayers:

•                  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•                  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•                  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•                  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•                  Distributions of certain long-term gains from depreciable real estate are taxed at a maximum rate of 25%.

Dividends declared by Index Plus International Equity Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of Index Plus International Equity Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you have held those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, Index Plus International Equity Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Please see Index Plus International Equity Fund’s SAI for further information regarding tax matters.

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FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Index Plus International Equity Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended April 30, 2007, which is unaudited.

	Class A				Class B
	Six Months Ended April 30, 2007		December 21, 2005(1) to October 31, 2006		Six Months Ended April 30, 2007		January 12, 2006(1) to October 31, 2006
	(unaudited)				(unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.68		10.00		11.63		10.43
Income from investment operations:
Net investment income	$0.07	*	0.14	*	0.08	*	0.06	*
Net realized and unrealized income on investments	$1.69		1.54		1.61		1.14
Total from investment operations	$1.76		1.68		1.69		1.20
Less distributions from:
Net investment income	$0.08		—		0.06
Net realized gains on investments	$0.27		—		0.27
Total distributions	$0.35		—		0.33
Net asset value, end of period	$13.09		11.68		12.99		11.63
Total Return(2)%	15.40		16.80		14.80		11.51
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,957		12,513		445		264
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.13		1.15		1.88		1.90
Gross expenses prior to expense reimbursement(3)%	1.13		1.30		1.88		2.05
Net investment income after expense reimbursement(3)%	1.20		1.50		1.24		0.64
Portfolio turnover rate %	107		188		107		188

B-1

	Class C				Class I
	Six Months Ended April 30, 2007		January 12, 2006(1) to October 31, 2006		Six Months Ended April 30, 2007	December 21, 2005(1) to October 31, 2006
	(unaudited)				(unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.61		10.43		11.70	10.00
Income from investment operations:
Net investment income	$0.08	*	0.08	*	0.12	0.16	*
Net realized and unrealized income on investments	$1.62		1.10		1.66	1.54
Total from investment operations	$1.70		1.18		1.78	1.70
Less distributions from:
Net investment income	$0.04		—		0.12
Net realized gains on investments	$0.27		—		0.27
Total distributions	$0.31		—		0.39
Net asset value, end of period	$13.00		11.61		13.09	11.70
Total Return(2)%	14.94		11.31		15.57	17.00
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$724		534		96,292	78,581
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.88		1.90		0.83	0.90
Gross expenses prior to expense reimbursement(3)%	1.88		2.05		0.83	1.05
Net investment income after expense reimbursement(3)%	1.24		0.87		2.08	1.69
Portfolio turnover rate %	107		188		107	188

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share data calculated using average number of shares outstanding throughout the period.

B-2

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APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of August 8, 2007:

ING International Equity Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING Index Plus International Equity Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

(*)         On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on August 8, 2007.

C-1

PART B

ING MUTUAL FUNDS

Statement of Additional Information

September 10, 2007

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
ING International Equity Fund	ING Index Plus International Fund
(a series of ING Series Fund, Inc.)	(a series of ING Mutual Funds)
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Mutual Funds (“SAI”) is available to the shareholders of ING International Equity Fund in connection with a proposed transaction whereby all of the assets and known liabilities of the ING International Equity Fund will be transferred to ING Index Plus International Equity Fund, a series of ING Mutual Funds, in exchange for shares of ING Index Plus International Fund.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; (iii) the Portfolio Managers’ Report for ING Index Plus International Fund; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                           The SAI for ING Index Plus International Equity Fund, dated February 28, 2007, as filed on February 23, 2007, and the SAI for ING International Equity Fund, dated February 28, 2007, as filed on February 16, 2007.

2.                           The Financial Statements of the ING Index Plus International Equity Fund are included in the Annual Report, dated October 31, 2006, as filed on January 8, 2007, and the Semi-Annual Report, dated April 30, 3007, as filed on July 9, 2007; and the Financial Statements of the ING International Equity Fund are included in the Annual Report, dated October 31, 2006 as filed on January 8, 2007, and the Semi-Annual Report, dated April 30, 2007, as filed on July 9, 2007.

This Statement of Additional Information is not a prospectus.  A Prospectus/Proxy Statement dated September 10, 2007, relating to the Reorganization of ING International Equity Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of December 31, 2006.  The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund.  The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund.  The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2007 (Unaudited)

	ING International Equity Fund	ING Index Plus International Equity Fund	Adjustments		ING Index Plus International Equity Fund Pro forma Combined
ASSETS:
Investments in securities at value+*	$125,513,137	$95,858,082			$221,371,219
Investments in affiliates**	—	56,901			56,901
Short-term investments in affiliates at amortized cost	3,400,000	—			3,400,000
Short-term investments at amortized cost	1,006,473	—			1,006,473
Cash	257,461	3,218,469			3,475,930
Foreign currencies at value***	99,657	1,051,035			1,150,692
Receivables:
Fund shares sold	380,899	905,220			1,286,119
Dividends and interest	447,810	429,824			877,634
Prepaid expenses	36,936	36,866			73,802
Reimbursement due from manager	62,475	—			62,475
Total assets	131,204,848	101,556,397	—		232,761,245

LIABILITIES:
Payable for fund shares redeemed	242,441	—			242,441
Payable upon receipt of securities loaned	805,473	—			805,473
Payable to affiliates	127,369	54,355			181,724
Payable for director fees	4,769	1,021			5,790
Other accrued expenses and liabilities	64,784	82,613	38,900	(C)	186,297
Total liabilities	1,244,836	137,989	38,900		1,421,725
NET ASSETS	$129,960,012	$101,418,408	$(38,900)		$231,339,520

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$144,119,009	$82,027,874			$226,146,883
Undistributed net investment income	578,172	950,534	(38,900	)(C)	1,489,806
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(35,098,128)	7,053,449			(28,044,679)
Net unrealized appreciation on investments and foreign currency related transactions	20,360,959	11,386,551			31,747,510
NET ASSETS	$129,960,012	$101,418,408	$(38,900)		$231,339,520

+ Including securities loaned at value	$788,510	$—	$788,510
* Cost of investments in securities	$105,157,359	$84,493,852	$189,651,211
** Cost of investments in affiliates	$—	$53,384	$53,384
*** Cost of foreign currencies	$100,115	$1,036,545	$1,136,660

Class A
Net assets	$29,862,236	$3,956,770	$(8,938)	(C)	$33,810,068
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$—			$—
Shares outstanding	2,480,932	302,190	(200,313)	(D)	2,582,809
Net asset value and redemption price per share	$12.04	$13.09			$13.09
Maximum offering price per share (5.75) (A)	$12.77	$13.89			$13.89

Class B
Net assets	$4,744,388	$445,352	$(1,420	)(C)	$5,188,320
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$—			$—
Shares outstanding	404,233	34,292	(38,827	)(D)	399,698
Net asset value and redemption price per share(B)	$11.74	$12.98			$12.98
Maximum offering price per share	$11.74	$12.98			$12.98

Class C
Net assets	$2,502,339	$724,203	$(749	)(C)	$3,225,793
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$—			$—
Shares outstanding	213,243	55,702	(20,813	)(D)	248,132
Net asset value and redemption price per share(B)	$11.73	$13.00			$13.00
Maximum offering price per share	$11.73	$13.00			$13.00

Class I
Net assets	$6,772,937	$96,292,083	$(2,027	)(C)	$103,062,993
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$—			$—
Shares outstanding	559,596	7,354,606	(42,338	)(D)	7,871,864
Net asset value and redemption price per share	$12.10	$13.09			$13.09
Maximum offering price per share	$12.10	$13.09			$13.09

Class O
Net assets	$86,078,112	n/a	$(25,765	)(C)	$86,052,347
Shares authorized	unlimited	n/a			unlimited
Par value	$0.001	n/a			$—
Shares outstanding	7,165,341	n/a			7,165,341
Net asset value and redemption price per share	$12.01	n/a			$12.01
Maximum offering price per share	$12.01	n/a			$12.01

(A)         Maximum offering price is computed at 100/94.25 of net asset value.  On purchases of $50,000 or more, the offering price is reduced.

(B)           Redemption price per share may be reduced for any applicable contingent deferred sales charges.

(C)           Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

(D)          Reflects new shares issued, net of retired shares of ING International Equity Fund.  Calculation:  Net Assets ÷ NAV per share)

STATEMENTS OF OPERATIONS (Unaudited)

	ING International Equity Fund for the twelve months ended April 30, 2007	ING Index Plus International Equity Fund for the twelve months ended April 30, 2007	Adjustments		ING Index Plus International Equity Fund Pro forma Combined for the twelve months ended April 30, 2007

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,015,469 (1)	$2,327,842 (2)			$5,343,311
Interest	81,784	40,744			122,528
Securities lending income	4,172	—			4,172
Settlement income	9,999	—			9,999
Total investment income	3,111,424	2,368,586			5,480,010

EXPENSES:
Investment management fees	951,966	493,254	(335,990	)(A)	1,109,230
Distribution and service fees:
Class A	75,673	30,937			106,610
Class B	45,709	2,741			48,450
Class C	20,134	5,374			25,508
Class O	171,265	—			171,265
Transfer agent fees	376,730	8,112	(2,030	)(B)	382,812
Administrative service fees	89,600	89,681	22,400	(A)	201,681
Shareholder reporting expense	41,359	22,848	(12,410	)(B)	51,797
Registration fees	64,509	31,248	(19,350	)(B)	76,407
Professional fees	33,736	10,495	(10,120	)(B)	34,111
Custody and accounting expense	61,259	77,625	(18,380	)(B)	120,504
Director/ Trustee fees	5,154	2,977	(1,545	)(B)	6,586
Offering expense	—	64,110			64,110
Interest expense	826	7,438			8,264
Miscellaneous expense	7,844	1,773	(2,355	)(B)	7,262
Total expenses	1,945,764	848,613	(379,779)		2,414,598
Less:
Net waived and reimbursed fees	(121,707)	(21,296)	(95,299	)(B)	(238,302)
Net expenses	1,824,057	827,317	(475,078)		2,176,296
Net investment income	1,287,367	1,541,269	475,078		3,303,714

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	13,446,881	8,592,581			22,039,462
Foreign currency related transactions	9,649	(89,762)			(80,113)
Net realized gain on investments and foreign currency related transactions	13,456,530	8,502,819			21,959,349
Net change in unrealized appreciation or depreciation on:
Investments	(50,420)	8,514,219			8,463,799
Foreign currency related transactions	2,229	15,757			17,986
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(48,191)	8,529,976			8,481,785
Net realized and unrealized gain on investments and foreign currency related transactions	13,408,339	17,032,795			30,441,134
Increase in net assets resulting from operations	$14,695,706	$18,574,064			$33,744,848

*Foreign taxes withheld	$231,335	$194,183	$425,518

(A)         Reflects adjustment in expenses due to effects of new contractual rates as a result of the merger.

(B)           Reflects adjustment in expenses due to elimination of duplicative services.

(1)                Interest for the twelve months ended April 30, 2007 for ING International Equity Update to reflect info for full 12 months. Fund includes interest from affiliates of $2,025.

(2)                Dividends for the twelve months ended April 30, 2007 for ING Index Plus International Equity Fund includes dividends from affiliate of $605 for ING Industrial Fund.

See Accompanying Notes to Financial Statements

	ING International Equity Fund for the year ended October 31, 2006	ING International Equity Fund for the six months ended April 30, 2006	ING International Equity Fund for the six months ended October 31, 2006	ING International Equity Fund for the six months ended April 30, 2007		ING International Equity Fund for the twelve months ended April 30, 2007
	A	B	A-B=C	D		C+D=E
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,931,617	$1,383,114	$1,548,503	$1,466,966	(1)	$3,015,469
Interest	160,752	171,773	(11,021)	92,805		81,784
Securities lending income	10,175	6,841	3,334	838		4,172
Settlement income	—	—	—	9,999		9,999
Total investment income	3,102,544	1,561,728	1,540,816	1,570,608		3,111,424

EXPENSES:
Investment management fees	818,062	368,444	449,618	502,348		951,966
Distribution and service fees:
Class A	78,872	39,779	39,093	36,580		75,673
Class B	40,888	18,828	22,060	23,649		45,709
Class C	17,064	8,005	9,059	11,075		20,134
Class O	130,576	53,453	77,123	94,142		171,265
Transfer agent fees	—
Class A	93,532	39,657	53,875	47,459		101,334
Class B	12,395	4,660	7,735	7,671		15,406
Class C	5,179	1,991	3,188	3,592		6,780
Class I	19,841	8,412	11,429	10,828		22,257
Class O	161,426	52,613	108,813	122,140		230,953
Administrative service fees	76,995	34,677	42,318	47,282		89,600
Shareholder reporting expense	35,006	32,972	2,034	39,325		41,359
Registration fees	64,661	32,505	32,156	32,353		64,509
Professional fees	26,800	12,264	14,536	19,200		33,736
Custody and accounting expense	50,580	21,177	29,403	31,856		61,259
Directors fees	3,762	1,922	1,840	3,314		5,154
Interest expense	826	—	826	—		826
Miscellaneous expense	6,743	3,893	2,850	4,994		7,844
Total expenses	1,643,208	735,252	907,956	1,037,808		1,945,764
Net waived and reimbursed fees	(75,735)	(30,562)	(45,173)	(76,534)		(121,707)
Net expenses	1,567,473	704,690	862,783	961,274		1,824,057
Net investment income	1,535,071	857,038	678,033	609,334		1,287,367

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	7,856,175	3,154,231	4,701,944	8,744,937		13,446,881
Foreign currencey related transactions	(25,001)	(21,264)	(3,737)	13,386		9,649
Net realized gain on investments and foreign currency related transactions	7,831,174	3,132,967	4,698,207	8,758,323		13,456,530
Net change in unrealized appreciation or depreciation on:
Investments	8,840,319	13,792,989	(4,952,670)	4,902,250		(50,420)
Foreign currencey related transactions	1,592	1,629	(37)	2,266		2,229
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	8,841,911	13,794,618	(4,952,707)	4,904,516		(48,191)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	16,673,085	16,927,585	(254,500)	13,662,839		13,408,339

Increase(decrease) in net assets resulting from operations	$18,208,156	$17,784,623	$423,533	$14,272,173		$14,695,706

* Foreign taxes withheld	$190,693	$89,044	$101,649	$129,686	$231,335

(1)       Interest for the six months ended April 30, 2007 for ING International Equity Fund includes interest from affiliates of $2,025.

See Accompanying Notes to Financial Statements

	ING Index Plus International Equity Fund for the year ended October 31, 2006	ING Index Plus International Equity Fund for the six months ended April 30, 2006	ING Index Plus International Equity Fund for the six months ended October 31, 2006	ING Index Plus International Equity Fund for the six months ended April 30, 2007		ING Index Plus International Equity Fund for the twelve months ended April 30, 2007
	A	B	A-B=C	D		C+D=E
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,277,566	$389,213	$888,353	$1,439,489	(1)	$2,327,842
Interest	25,239	3,699	21,540	19,204		40,744
Total investment income	1,302,805	392,912	909,893	1,458,693		2,368,586

EXPENSES:
Investment management fees	275,125	61,436	213,689	279,565		493,254
Distribution and service fees:
Class A	33,910	14,110	19,800	11,137		30,937
Class B	1,132	143	989	1,752		2,741
Class C	2,795	488	2,307	3,067		5,374
Transfer agent fees:			—			—
Class A	2,667	6,773	1,334	2,227		3,561
Class B	43	17	26	89		115
Class C	91	58	33	149		182
Class I	5,386	6,556	2,693	1,561		4,254
Administrative service fees	50,022	11,170	38,852	50,829		89,681
Shareholder reporting expense	23,470	4,038	19,432	3,416		22,848
Registration fees	9,565	5,900	3,665	27,583		31,248
Professional fees	7,196	4,780	2,416	8,079		10,495
Custody and accounting expense	54,461	8,044	46,417	31,208		77,625
Trustee fees	2,066	1,069	997	1,980		2,977
Offering expense	86,301	35,890	50,411	13,699		64,110
Interest expense	1,328	—	1,328	6,110		7,438
Miscellaneous expense	4,071	2,298	1,773	—		1,773
Total expenses	559,629	162,770	406,162	442,451		848,613
Net waived and reimbursed fees	(72,836)	(51,540)	(21,296)	—		(21,296)
Net expenses	486,793	111,230	384,866	442,451		827,317
Net investment income	816,012	281,682	525,028	1,016,242		1,541,270

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	2,047,720	978,707	1,069,013	7,523,568		8,592,581
Foreign currencey related transactions	(192,076)	(105,046)	(87,030)	(2,732)		(89,762)
Net realized gain on investments and foreign currency related transactions	1,855,644	873,661	981,983	7,520,836		8,502,819
Net change in unrealized appreciation or depreciation on:
Investments	5,710,163	2,853,528	2,856,635	5,657,584		8,514,219
Foreign currencey related transactions	398	3,047	(2,649)	18,406		15,757
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	5,710,561	2,856,575	2,853,986	5,675,990		8,529,976
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	7,566,205	3,730,236	3,835,969	13,196,826		17,032,795

Increase(decrease) in net assets resulting from operations	$8,382,217	$4,011,918	$4,370,299	$14,213,068		$18,583,367

* Foreign taxes withheld	$117,023	$34,082	$82,941	$111,242	$194,183

(1)                Dividends for the six months ended April 30, 2007 for ING Index Plus International Equity Fund includes dividends from affiliate of $605 for ING Industrial Fund.

See Accompanying Notes to Financial Statements

Portfolios of Investments as of April 30, 2007.

ING International Equity Portfolio	ING Index Plus International Equity Portfolio	ING Index Plus International Equity Portfolio Pro Forma (Unaudited)			ING International Equity Portfolio	ING Index Plus International Equity Portfolio	ING Index Plus International Equity Portfolio Pro Forma (Unaudited)
	Shares					Value
COMMON STOCK: 94.1%
				Australia: 4.1%
—	9,130	9,130		Amcor Ltd.	$—	$56,238	$56,238
—	8,879	8,879		APN News & Media Ltd.	—	44,240	44,240
—	3,436	3,436		Australia & New Zealand Banking Group Ltd.	—	86,815	86,815
82,105	5,007	87,112		BHP Billiton Ltd.	2,004,542	122,243	2,126,785
—	6,236	6,236		BlueScope Steel Ltd.	—	61,917	61,917
—	7,815	7,815		Boral Ltd.	—	54,496	54,496
104,091	—	104,091	@	Brambles Ltd.	1,135,492	—	1,135,492
—	30,809	30,809		Coles Myer Ltd.	—	439,663	439,663
—	48,717	48,717		Commonwealth Property Office Fund	—	58,120	58,120
—	3,380	3,380		Computershare Ltd.	—	29,139	29,139
—	1,346	1,346		CSL Ltd.	—	96,955	96,955
—	20,363	20,363		CSR Ltd.	—	61,763	61,763
—	9,039	9,039		Foster’s Group Ltd.	—	47,720	47,720
—	28,174	28,174	**	ING Industrial Fund	—	56,901	56,901
—	14,234	14,234		Macquarie Airports Management Ltd.	—	46,891	46,891
—	9,471	9,471		Macquarie Goodman Group	—	55,549	55,549
—	96,386	96,386		Macquarie Office Trust	—	127,951	127,951
54,100	—	54,100		National Australia Bank Ltd.	1,921,760	—	1,921,760
—	58,659	58,659		Pacific Brands Ltd.	—	156,943	156,943
—	13,152	13,152		Qantas Airways Ltd.	—	57,776	57,776
—	8,195	8,195		Rio Tinto Ltd.	—	559,666	559,666
—	21,942	21,942		Santos Ltd.	—	203,207	203,207
—	14,472	14,472		Stockland	—	103,047	103,047
—	53,776	53,776		Suncorp-Metway Ltd.	—	951,938	951,938
—	8,875	8,875		TABCORP Holdings Ltd.	—	132,994	132,994
—	12,907	12,907		Tattersall’s Ltd.	—	55,003	55,003
—	74,156	74,156		Telstra Corp., Ltd.	—	286,479	286,479
—	3,699	3,699		Wesfarmers Ltd.	—	119,789	119,789
—	26,193	26,193		Zinifex Ltd.	—	357,742	357,742
					5,061,794	4,431,185	9,492,979
				Austria: 0.0%
—	6,334	6,334	@	Immofinanz Immobilien Anlagen AG	—	102,955	102,955
					—	102,955	102,955

				Belgium: 1.7%
—	1,534	1,534		AGFA-Gevaert NV	—	37,096	37,096
—	301	301		D’ieteren SA	—	131,452	131,452
—	597	597		Delhaize Group	—	57,319	57,319
—	17,734	17,734		Fortis	—	796,943	796,943
—	3,667	3,667		InBev NV	—	285,851	285,851
11,400	279	11,679		KBC Groep NV	1,508,266	36,913	1,545,179
13,373	—	13,373		Omega Pharma SA	1,081,653	—	1,081,653
					2,589,919	1,345,574	3,935,493
				Bermuda: 0.0%
—	800	800		Frontline Ltd.	—	29,935	29,935
					—	29,935	29,935
				Brazil: 0.8%
9,300	—	9,300		Petroleo Brasileiro SA ADR	941,439	—	941,439
9,600	—	9,600		Uniao de Bancos Brasileiros SA GDR	931,776	—	931,776
					1,873,215	—	1,873,215
				China: 0.5%
984,000	—	984,000		China Yurun Food Group Ltd.	1,129,543	—	1,129,543
					1,129,543	—	1,129,543
				Denmark: 0.6%
—	36	36		AP Moller – Maerk A/S	s—	406,582	406,582
—	525	525		Carlsberg A/S	s—	58,801	58,801
—	9,850	9,850		Novo-Nordik A/S	—	964,241	964,241
					—	1,429,624	1,429,624
				Egypt: 0.4%
13,400	—	13,400		Orascom Telecom GDR	924,918	—	924,918
					924,918	—	924,918

				Finland: 0.4%
—	5,883	5,883		Kesko OYJ	—	408,151	408,151
—	9,000	9,000	@	Nokia OYJ	—	227,034	227,034
—	1,682	1,682		Outokumpu OYJ	—	55,889	55,889
—	1,153	1,153		Rautaruukki OYJ	—	62,172	62,172
—	905	905		Sampo OYJ	—	28,195	28,195
—	448	448		Wartsila OYJ	—	29,953	29,953
					—	811,394	811,394
				France: 8.7%
—	282	282		Accor SA	—	26,562	26,562
—	632	632		Air France-KLM	—	32,232	32,232
119,384	—	119,384		Alcatel SA	1,576,669	—	1,576,669
—	412	412	@	Atos Origin	—	29,539	29,539
—	989	989		AXA SA	—	45,409	45,409
—	11,392	11,392		BNP Paribas	—	1,321,591	1,321,591
13,600	13,045	26,645		Bouygues SA	1,083,663	1,039,440	2,123,103
—	6,113	6,113		Capgemini SA	—	462,376	462,376
—	365	365		Cie de Saint-Gobain	—	38,975	38,975
—	27,623	27,623		Credit Agricole SA	—	1,163,184	1,163,184
—	6,271	6,271		Groupe Danone	—	1,031,075	1,031,075
11,656	—	11,656		LVMH Moet Hennessy Louis Vuitton SA	1,358,634	—	1,358,634

—	171	171		PPR	—	29,718	29,718
—	1,796	1,796		Sanofi-Aventis	—	164,400	164,400
18,141	—	18,141	@	SeLoger.com	795,908	—	795,908
9,893	321	10,214		Societe Generale	2,096,561	68,028	2,164,589
—	3,123	3,123		Sodexho Alliance SA	—	247,540	247,540
—	584	584		Technip SA	—	46,056	46,056
31,600	8,768	40,368		Total SA	2,329,492	646,360	2,975,852
23,098	3,551	26,649		Veolia Environnement	1,906,330	293,072	2,199,402
36,522	20,757	57,279		Vivendi	1,506,506	856,211	2,362,717
—	378	378		Zodiac SA	—	29,013	29,013
					12,653,763	7,570,781	20,224,544
				Germany: 8.8%
—	7,355	7,355		Allianz AG	—	1,674,169	1,674,169
—	245	245		BASF AG	—	29,241	29,241
—	441	441		Celesio AG	—	31,598	31,598
—	810	810		Commerzbank AG	—	40,419	40,419
—	4,443	4,443		DaimlerChrysler AG	—	359,243	359,243
13,958	7,799	21,757		Deutsche Bank AG	2,142,918	1,197,351	3,340,269
—	17,229	17,229		Deutsche Lufthansa AG	—	514,050	514,050
—	9,787	9,787		Deutsche Post AG	—	336,532	336,532
—	1,072	1,072		E.ON AG	—	161,092	161,092
8,500	188	8,688		Fresenius Medical Care AG & Co. KGaA	1,273,429	28,165	1,301,594
25,251	626	25,877		Heidelberger Druckmaschinen	1,191,120	29,529	1,220,649
8,100	2,367	10,467		Henkel KGaA	1,273,496	372,144	1,645,640
9,223	4,957	14,180		Hochtief AG	968,940	520,767	1,489,707
—	271	271		Merck KGaA	—	35,985	35,985
—	388	388		Metro AG	—	29,914	29,914
—	6,426	6,426		Muenchener Rueckversicherungs AG	—	1,139,822	1,139,822
13,500	7,356	20,856		RWE AG	1,426,789	777,442	2,204,231
—	4,091	4,091		Salzgitter AG	—	672,458	672,458
20,915	1,625	22,540		Siemens AG	2,524,634	196,153	2,720,787
—	20,554	20,554		ThyssenKrupp AG	—	1,097,767	1,097,767
—	1,132	1,132		Volkswagen AG	—	170,917	170,917
—	612	612		Wincor Nixdorf AG	—	59,423	59,423
					10,801,326	9,474,181	20,275,507
				Gibraltar: 0.0%
—	69,825	69,825		PartyGaming PLC	—	66,460	66,460
					—	66,460	66,460
				Greece: 0.7%
37,021	2,522	39,543		Coca-Cola Hellenic Bottling Co. SA	1,605,072	109,343	1,714,415
					1,605,072	109,343	1,714,415

				Hong Kong: 1.4%
82,000	2,000	84,000		Cheung Kong Holdings Ltd.	1,062,327	25,910	1,088,237
—	48,000	48,000		Hong Kong & China Gas	—	114,154	114,154
—	150,000	150,000		Noble Group Ltd.	—	155,601	155,601
—	31,000	31,000		Orient Overseas International Ltd.	—	262,137	262,137
—	78,500	78,500		Swire Pacific Ltd.	—	896,391	896,391
—	4,000	4,000		Television Broadcasts Ltd.	—	26,416	26,416
—	157,523	157,523		Wharf Holdings Ltd.	—	579,834	579,834
—	10,000	10,000		Yue Yuen Industrial Holdings	—	34,919	34,919
					1,062,327	2,095,362	3,157,689

				Indonesia: 0.4%
20,000	—	20,000		Telekomunikasi Indonesia Tbk PT ADR	918,600	—	918,600
					918,600	—	918,600
				Ireland: 1.7%
37,800	—	37,800		Bank of Ireland — Dublin Exchange	811,277	—	811,277
20,500	—	20,500		Bank of Ireland — London Exchange	439,807	—	439,807
53,426	9,019	62,445		Depfa Bank PLC	987,639	166,726	1,154,365
57,013	—	57,013	@	Smurfit Kappa PLC	1,563,833	—	1,563,833
					3,802,556	166,726	3,969,282
				Italy: 4.9%
—	48,340	48,340		Autogrill S.p.A.	—	961,689	961,689
—	979	979		Banche Popolari Unite Scpa	—	29,624	29,624
—	882	882		Banco Popolare di Verona e Novara Scrl	—	29,447	29,447
127,122	3,047	130,169		Capitalia S.p.A.	1,210,389	29,012	1,239,401
—	4,407	4,407		ENI S.p.A.	—	146,153	146,153
54,800	—	54,800		ERG S.p.A.	1,531,964	—	1,531,964
204,859	140,734	345,593		Intesa Sanpaolo S.p.A.	1,716,523	1,179,217	2,895,740
39,464	1,797	41,261		Italcementi S.p.A.	1,260,784	57,410	1,318,194
—	37,903	37,903		Pirelli & C S.p.A.	—	47,281	47,281
735,949	363,078	1,099,027		Telecom Italia S.p.A.	1,797,897	1,089,377	2,887,274
—	73,242	73,242		Telecom Italia S.p.A. RNC	—	178,928	178,928
—	6,450	6,450		UniCredito Italiano S.p.A.	—	66,269	66,269
					7,517,557	3,814,407	11,331,964
				Japan: 19.6%
—	5,000	5,000		77 Bank Ltd.	—	32,780	32,780
—	2,800	2,800		Advantest Corp.	—	123,928	123,928
—	2,000	2,000		Ajinomoto Co., Inc.	—	24,605	24,605
—	7,000	7,000		All Nippon Airways Co., Ltd.	—	27,101	27,101
—	4,000	4,000		Amada Co., Ltd.	—	44,665	44,665
—	2,300	2,300		Amano Corp.	—	30,144	30,144
—	900	900		Aoyama Trading Co., Ltd.	—	27,519	27,519
—	10,000	10,000		Asahi Kasei Corp.	—	70,713	70,713
137,000	40,000	177,000		Bank of Yokohama Ltd.	1,002,981	292,841	1,295,822
—	1,600	1,600		Canon Sales Co., Inc.	—	31,138	31,138
—	500	500		Canon, Inc.	—	28,052	28,052
—	13,000	13,000		Chiba Bank Ltd.	—	107,450	107,450
—	1,500	1,500		Circle K Sunkus Co., Ltd.	—	25,784	25,784
—	24,000	24,000		COMSYS Holdings Corp.	—	268,005	268,005
—	25,000	25,000		Dai Nippon Printing Co., Ltd.	—	398,499	398,499

—	4,000	4,000		Daicel Chemical Industries Ltd.	—	26,944	26,944
—	5,000	5,000		Daido Steel Co., Ltd.	—	28,813	28,813
—	4,000	4,000		Daifuku Co., Ltd.	—	50,362	50,362
—	16,000	16,000		Dainippon Ink & Chemicals	—	59,986	59,986
—	17,000	17,000		Dainippon Screen Manufacturing Co., Ltd.	—	143,077	143,077
—	20,000	20,000		Daiwa House Industry Co., Ltd.	—	313,501	313,501
41,200	—	41,200		Don Quijote Co., Ltd.	743,538	—	743,538
183	—	183		East Japan Railway Co.	1,483,940	—	1,483,940
—	5,100	5,100		Eisai Co., Ltd.	—	242,222	242,222
20,600	1,300	21,900	@	Elpida Memory, Inc.	867,927	54,772	922,699
—	6,000	6,000		Fuji Electric Holdings Co., Ltd.	—	27,868	27,868
230,000	—	230,000		Fuji Heavy Industries Ltd.	1,137,666	—	1,137,666
—	700	700		Fuji Photo Film Co., Ltd.	—	28,835	28,835
—	900	900		Fuji Soft, Inc.	—	25,856	25,856
—	99,000	99,000		Fujikura Ltd.	—	635,452	635,452
—	38,000	38,000		Fujitsu Ltd.	—	238,857	238,857
—	3,000	3,000	@	Fukuoka Financial Group, Inc.	—	22,848	22,848
—	20,000	20,000		Furukawa Electric Co., Ltd.	—	122,086	122,086
—	33,000	33,000		Gunma Bank Ltd.	—	219,800	219,800
355,500	8,000	363,500	@	Haseko Corp.	1,177,288	26,493	1,203,781
—	6,000	6,000		Hitachi Cable Ltd.	—	35,060	35,060
—	6,800	6,800		Hitachi Chemical Co., Ltd.	—	149,409	149,409
53,300	—	53,300		Hitachi Construction Machinery Co., Ltd.	1,663,410	—	1,663,410
—	2,300	2,300		Hitachi High-Technologies Corp.	—	59,554	59,554
—	4,000	4,000		Hitachi Ltd.	—	30,379	30,379
24,300	—	24,300		Hoya Corp.	746,718	—	746,718
—	500	500		Ibiden Co., Ltd.	—	28,421	28,421
—	18	18		Inpex Holdings, Inc.	—	151,904	151,904
—	30,000	30,000		Itochu Corp.	—	295,375	295,375
—	9,000	9,000		Joyo Bank Ltd.	—	55,178	55,178
—	4,000	4,000		Kaneka Corp.	—	36,468	36,468
—	5,700	5,700		Katokichi Co., Ltd.	—	37,161	37,161
—	24,000	24,000		Kawasaki Kisen Kaisha Ltd.	—	260,659	260,659
—	80	80		KDDI Corp.	—	628,692	628,692
—	5,000	5,000		Keisei Electric Railway Co., Ltd.	—	32,324	32,324
207	—	207		Kenedix, Inc.	906,780	—	906,780
—	1,000	1,000		Komori Corp.	—	23,096	23,096
100,500	54,000	154,500		Konica Minolta Holdings, Inc.	1,375,130	738,876	2,114,006
—	56,000	56,000		Kubota Corp.	—	529,258	529,258
—	13,000	13,000		Kuraray Co., Ltd.	—	144,463	144,463
—	10,600	10,600		Kyushu Electric Power Co., Inc.	—	298,585	298,585
—	1,200	1,200		Matsumotokiyoshi Co., Ltd.	—	28,197	28,197
64,000	58,000	122,000		Matsushita Electric Industrial Co., Ltd.	1,234,057	1,118,364	2,352,421
—	3,000	3,000		Matsushita Electric Works Ltd.	—	33,934	33,934
—	14,000	14,000		Mediceo Paltac Holdings Co., Ltd.	—	255,289	255,289
—	800	800		Meitec Corp.	—	26,094	26,094
—	2,500	2,500		Mitsubishi Corp.	—	53,291	53,291
—	3,000	3,000		Mitsubishi Gas Chemical Co., Inc.	—	25,903	25,903
—	9,000	9,000		Mitsubishi Materials Corp.	—	43,910	43,910
—	28,000	28,000		Mitsubishi Rayon Co., Ltd.	—	194,622	194,622
145	21	166		Mitsubishi UFJ Financial Group, Inc.	1,508,304	218,444	1,726,748
45,000	—	45,000		Mitsui Fudosan Co., Ltd.	1,313,532	—	1,313,532
—	18,000	18,000		Mitsui Mining & Smelting Co., Ltd.	—	86,815	86,815
—	3,000	3,000		Mitsui OSK Lines Ltd.	—	37,807	37,807
—	800	800		Mitsumi Electric Co., Ltd.	—	26,682	26,682
—	173	173		Mizuho Financial Group, Inc.	—	1,041,068	1,041,068
—	1,800	1,800		Namco Bandai Holdings, Inc.	—	29,251	29,251
—	3,000	3,000		NHK Spring Co., Ltd.	—	25,780	25,780
—	5,000	5,000		Nichirei Corp.	—	29,892	29,892
—	400	400		Nidec Corp.	—	25,235	25,235
—	2,000	2,000		Nippon Meat Packers, Inc.	—	24,360	24,360
—	6,500	6,500		Nippon Mining Holdings, Inc.	—	52,202	52,202
238	10	248		Nippon Telegraph & Telephone Corp.	1,181,676	49,650	1,231,326
—	26,000	26,000		Nippon Yusen KK	—	223,602	223,602
—	9,000	9,000		Nishimatsu Construction Co., Ltd.	—	27,970	27,970
—	1,690	1,690		ORIX Corp.	—	450,619	450,619
—	88,000	88,000		Osaka Gas Co., Ltd.	—	329,968	329,968
—	36	36		Resona Holdings, Inc.	—	81,244	81,244
—	2,000	2,000		Ricoh Co., Ltd.	—	43,896	43,896
—	1,000	1,000		Rinnai Corp.	—	27,425	27,425
—	1,400	1,400		Sankyo Co., Ltd.	—	61,362	61,362
—	18	18		Sapporo Hokuyo Holdings, Inc.	—	173,918	173,918
—	3,800	3,800		Sega Sammy Holdings, Inc.	—	85,999	85,999
—	900	900		Seiko Epson Corp.	—	27,259	27,259
—	2,000	2,000		Sekisui House Ltd.	—	29,517	29,517
35,000	27,900	62,900		Seven & I Holdings Co., Ltd.	1,009,254	804,519	1,813,773
7,770	—	7,770		SFCG Co., Ltd.	1,366,376	—	1,366,376
—	1,000	1,000		Shin-Etsu Chemical Co., Ltd.	—	64,543	64,543
41,400	—	41,400		Shinko Electric Industries	996,021	—	996,021
—	5,000	5,000		Shizuoka Bank Ltd.	—	52,657	52,657
—	300	300		SMC Corp.	—	38,351	38,351
—	8,200	8,200		Sojitz Corp.	—	30,988	30,988
—	10,200	10,200		Stanley Electric Co., Ltd.	—	202,611	202,611
—	4,000	4,000		Sumitomo Bakelite Co., Ltd.	—	28,317	28,317
167,000	5,000	172,000		Sumitomo Chemical Co., Ltd.	1,102,996	33,024	1,136,020
65,000	—	65,000		Sumitomo Corp.	1,113,265	—	1,113,265
—	3,000	3,000		Sumitomo Heavy Industries	—	30,881	30,881
305,000	—	305,000		Sumitomo Metal Industries Ltd.	1,548,613	—	1,548,613
—	3,000	3,000		Sumitomo Metal Mining Co., Ltd.	—	55,732	55,732
—	140	140		Sumitomo Mitsui Financial Group, Inc.	—	1,223,050	1,223,050
—	9,000	9,000		Sumitomo Osaka Cement Co., Ltd.	—	26,253	26,253
1	—	1		Sumitomo Rubber Industries, Inc.	11	—	11
87,000	3,000	90,000		Sumitomo Trust & Banking Co., Ltd.	849,631	29,298	878,929
—	8,000	8,000		Suruga Bank Ltd.	—	96,716	96,716
—	1,300	1,300		Suzuken Co., Ltd.	—	45,604	45,604
—	41,000	41,000		Tanabe Seiyaku Co., Ltd.	—	530,496	530,496
—	5,200	5,200		THK Co., Ltd.	—	126,715	126,715
—	10,500	10,500		Tohoku Electric Power Co., Inc.	—	250,738	250,738
36,600	1,900	38,500		Tokyo Electric Power Co., Inc.	1,216,428	63,148	1,279,576

—	10,700	10,700		Tokyo Electron Ltd.	—	742,051	742,051
—	800	800		Tokyo Seimitsu Co., Ltd.	—	27,641	27,641
—	4,000	4,000		Tokyu Corp.	—	29,090	29,090
—	6,000	6,000		Toppan Printing Co., Ltd.	—	60,862	60,862
—	8,000	8,000		Toshiba Corp.	—	59,571	59,571
—	14,000	14,000		Tosoh Corp.	—	64,015	64,015
—	28,400	28,400		Toyo Seikan Kaisha Ltd.	—	565,159	565,159
—	1,200	1,200		Toyoda Gosei Co., Ltd.	—	29,658	29,658
—	31,500	31,500		Toyota Motor Corp.	—	1,913,278	1,913,278
—	1,700	1,700		Ushio, Inc.	—	33,302	33,302
—	420	420		USS Co., Ltd.	—	26,498	26,498
—	11	11		West Japan Railway Co.	—	49,779	49,779
—	15,000	15,000		Yaskawa Electric Corp.	—	171,420	171,420
—	1,800	1,800		Yokogawa Electric Corp.	—	26,538	26,538
—	25,000	25,000		Zeon Corp.	—	257,356	257,356
					25,545,542	20,115,286	45,660,828

				Mexico: 0.5%
11,200	—	11,200		Fomento Economico Mexicano SA de CV ADR	1,206,128	—	1,206,128
					1,206,128	—	1,206,128

				Netherlands: 4.9%
—	1,367	1,367		Aegon NV	—	28,214	28,214
—	22,373	22,373		Arcelor Mittal	—	1,194,644	1,194,644
—	1,407	1,407	@	ASML Holding NV	—	38,222	38,222
—	3,823	3,823		Buhrmann NV	—	51,367	51,367
—	31,629	31,629		European Aeronautic Defence and Space Co. NV	—	1,012,345	1,012,345
—	16,934	16,934	@	Koninklijke Ahold NV	—	215,692	215,692
—	781	781		Koninklijke DSM NV	—	37,256	37,256
—	1,995	1,995		OCE NV	—	37,561	37,561
—	32,661	32,661		Royal Dutch Shell PLC — Class A	—	1,134,478	1,134,478
74,720	36,297	111,017		Royal Dutch Shell PLC — Class B	2,631,283	1,278,208	3,909,491
—	1,714	1,714		Royal KPN NV	—	29,101	29,101
—	3,007	3,007		SBM Offshore NV	—	107,744	107,744
74,066	—	74,066	@	Tele Atlas NV	1,529,968	—	1,529,968
—	24,196	24,196		Unilever NV	—	738,390	738,390
28,392	—	28,392		USG People NV	1,288,410	—	1,288,410
					5,449,661	5,903,222	11,352,883

				New Zealand: 0.1%
—	17,123	17,123		Contact Energy Ltd.	—	115,379	115,379
—	4,410	4,410		Fletcher Building Ltd.	—	37,185	37,185
—	39,232	39,232		Vector Ltd.	—	82,962	82,962
					—	235,526	235,526

				Norway: 1.3%
—	1,500	1,500		Aker Kvaerner ASA	—	35,150	35,150
—	2,000	2,000		DNB NOR ASA	—	28,534	28,534
—	13,900	13,900		Norsk Hydro ASA	—	479,109	479,109
—	2,000	2,000		Norske Skogindustrier ASA	—	30,604	30,604
50,500	6,990	57,490	@	Petroleum Geo-Services ASA	1,381,311	191,195	1,572,506
—	32,800	32,800		Statoil ASA	—	917,957	917,957
—	1,500	1,500		Tandberg ASA	—	31,698	31,698
					1,381,311	1,714,247	3,095,558

				Portugal: 0.2%
—	61,115	61,115		Energias de Portugal SA	—	334,436	334,436
—	19,255	19,255		Sonae SGPS SA	—	52,344	52,344
					—	386,780	386,780

				Russia: 0.4%
10,297	—	10,297	L	Wimm-Bill-Dann Foods OJSC ADR	829,938	—	829,938
					829,938	—	829,938

				Singapore: 0.7%
—	29,000	29,000	@	Chartered Semiconductor Manufacturing Ltd.	—	27,063	27,063
—	22,000	22,000		ComfortDelgro Corp., Ltd.	—	32,915	32,915
—	72,000	72,000		DBS Group Holdings Ltd.	—	998,954	998,954
—	86,000	86,000		Neptune Orient Lines Ltd.	—	202,133	202,133
—	33,000	33,000		Parkway Holdings Ltd.	—	85,257	85,257
—	22,000	22,000		Singapore Petroleum Co., Ltd.	—	69,547	69,547
—	20,000	20,000		Singapore Press Holdings Ltd.	—	57,094	57,094
—	61,000	61,000	@	STATS ChipPAC Ltd.	—	73,234	73,234
—	27,000	27,000		Wing Tai Holdings Ltd.	—	59,180	59,180
					—	1,605,377	1,605,377

				South Africa: 0.4%
28,730	—	28,730		Sasol Ltd. ADR	981,704	—	981,704
					981,704	—	981,704

				South Korea: 0.4%
8,985	—	8,985		Kookmin Bank ADR	807,033	—	807,033
					807,033	—	807,033

				Spain: 2.0%
63,493	6,856	70,349		Banco Bilbao Vizcaya Argentaria SA	1,518,147	163,930	1,682,077
—	15,826	15,826		Banco Santander Central Hispano SA	—	284,863	284,863
—	9,485	9,485		Endesa SA	—	518,174	518,174
—	1,560	1,560		Repsol YPF SA	—	51,395	51,395
84,222	10,648	94,870		Telefonica SA	1,891,746	239,169	2,130,915
					3,409,893	1,257,531	4,667,424

				Sweden: 2.0%
40,143	8,602	48,745		Atlas Copco AB	1,440,908	308,764	1,749,672
—	1,650	1,650		Boliden AB	—	41,009	41,009
—	1,100	1,100		Fabege AB	—	29,300	29,300
—	3,900	3,900		Nobia AB	—	53,263	53,263
—	69,800	69,800		Nordea Bank AB	—	1,206,964	1,206,964
—	700	700	@	Scania AB	—	66,881	66,881

—	1,800	1,800		Securitas AB	—	27,341	27,341
—	900	900		Skandinaviska Enskilda Banken AB	—	32,960	32,960
—	1,000	1,000		SSAB Svenskt Staal AB	—	33,047	33,047
—	1,600	1,600		Svenska Handelsbanken AB	—	48,778	48,778
—	1,600	1,600		Trelleborg AB	—	49,338	49,338
—	62,810	62,810		Volvo AB	—	1,232,754	1,232,754
					1,440,908	3,130,399	4,571,307

				Switzerland: 7.3%
—	20,292	20,292		Credit Suisse Group	—	1,592,573	1,592,573
6,838	1,620	8,458		Nestle SA	2,706,948	641,307	3,348,255
—	8,322	8,322		Novartis AG	—	483,473	483,473
—	1,592	1,592	@	OC Oerlikon Corp. AG	—	856,593	856,593
15,760	8,789	24,549		Roche Holding AG	2,967,720	1,655,031	4,622,751
—	2,733	2,733		Schindler Holding AG	—	174,477	174,477
—	15,703	15,703		STMicroelectronics NV	—	306,455	306,455
—	103	103		Swatch Group AG — BR	—	29,513	29,513
—	685	685		Swatch Group AG — REG	—	39,827	39,827
—	7,712	7,712		Swiss Reinsurance	—	724,928	724,928
37,470	12,503	49,973		UBS AG — REG	2,435,135	812,556	3,247,691
4,622	245	4,867		Zurich Financial Services AG	1,341,168	71,092	1,412,260
					9,450,971	7,387,825	16,838,796

				United Kingdom: 18.5%
—	42,773	42,773		3i Group PLC	—	982,548	982,548
—	8,946	8,946		Alliance Boots PLC	—	199,603	199,603
—	14,458	14,458		Amvescap PLC	—	169,649	169,649
—	1,341	1,341		Anglo American PLC	—	70,618	70,618
30,257	20,511	50,768		AstraZeneca PLC	1,645,561	1,115,514	2,761,075
—	15,074	15,074		Aviva PLC	—	236,493	236,493
109,262	16,248	125,510		Barclays PLC	1,577,384	234,568	1,811,952
—	961	961		Bellway PLC	—	28,938	28,938
—	1,993	1,993	@	Berkeley Group Holdings PLC	—	68,613	68,613
—	57,513	57,513		BHP Billiton PLC	—	1,285,087	1,285,087
—	93,418	93,418		BP PLC	—	1,048,020	1,048,020
119,244	73,615	192,859	@	British Airways PLC	1,199,579	740,557	1,940,136
48,145	3,019	51,164		British American Tobacco PLC	1,490,113	93,440	1,583,553
—	893	893		British Land Co. PLC	—	26,084	26,084
—	140,053	140,053		BT Group PLC	—	880,983	880,983
33,563	1,141	34,704		Carnival PLC	1,690,316	57,464	1,747,780
—	38,691	38,691		Centrica PLC	—	298,136	298,136
—	43,377	43,377		Compass Group PLC	—	313,707	313,707
95,545	—	95,545		Croda International	1,195,219	—	1,195,219
—	11,772	11,772		Daily Mail & General Trust	—	196,076	196,076
—	15,575	15,575		Davis Service Group PLC	—	196,656	196,656
—	4,817	4,817		Enterprise Inns PLC	—	61,359	61,359
271,376	6,478	277,854		First Choice Holidays PLC	1,553,588	37,086	1,590,674
—	19,151	19,151		FKI PLC	—	45,864	45,864
—	7,262	7,262		Friends Provident PLC	—	27,342	27,342
—	2,614	2,614		George Wimpey PLC	—	30,282	30,282
79,800	23,834	103,634		GlaxoSmithKline PLC	2,301,692	687,450	2,989,142
—	18,700	18,700		HBOS PLC	—	401,295	401,295
215,071	54,571	269,642		HSBC Holdings PLC	3,968,289	1,006,892	4,975,181
—	11,695	11,695		Imperial Tobacco Group PLC	—	509,752	509,752
161,091	—	161,091		International Power PLC	1,408,521	—	1,408,521
—	4,152	4,152		Investec PLC	—	58,757	58,757
—	688	688		Land Securities Group PLC	—	26,784	26,784
537,701	260,800	798,501		Legal & General Group PLC	1,648,981	799,802	2,448,783
—	2,587	2,587		Lloyds TSB Group PLC	—	29,873	29,873
—	18,446	18,446		LogicaCMG PLC	—	67,282	67,282
—	34,019	34,019		Marks & Spencer Group PLC	—	501,804	501,804
—	14,132	14,132		Misys PLC	—	70,234	70,234
—	64,932	64,932		National Grid PLC	—	1,019,516	1,019,516
—	14,974	14,974		Old Mutual PLC	—	53,143	53,143
—	1,579	1,579		Pearson PLC	—	27,009	27,009
—	7,728	7,728		Premier Farnell PLC	—	33,543	33,543
—	1,541	1,541		Punch Taverns PLC	—	39,797	39,797
—	4,355	4,355		Resolution PLC	—	56,060	56,060
—	21,900	21,900		Rexam PLC	—	229,247	229,247
—	2,941	2,941		Rio Tinto PLC	—	178,710	178,710
—	45,158	45,158		Royal Bank of Scotland Group PLC	—	1,729,044	1,729,044
—	56,842	56,842		Scottish & Newcastle PLC	—	697,529	697,529
42,223	—	42,223		Scottish & Southern Energy PLC	1,262,228	—	1,262,228
—	4,454	4,454		Standard Life PLC	—	28,771	28,771
101,036	—	101,036		Tate & Lyle PLC	1,252,847	—	1,252,847
—	13,396	13,396		Taylor Woodrow PLC	—	129,070	129,070
—	4,189	4,189		Tesco PLC	—	38,521	38,521
—	63,261	63,261		Tomkins PLC	—	333,511	333,511
—	718	718		Travis Perkins PLC	—	28,620	28,620
—	3,692	3,692		Trinity Mirror PLC	—	39,300	39,300
—	27,137	27,137		Unilever PLC	—	849,030	849,030
—	29,308	29,308		United Business Media PLC	—	471,433	471,433
476,100	199,406	675,506		Vodafone Group PLC	1,354,484	567,301	1,921,785
—	2,285	2,285		Wolseley PLC	—	54,973	54,973
—	1,799	1,799		WPP Group PLC	—	26,636	26,636
					23,548,802	19,235,376	42,784,178

				United States: 0.7%
—	19,800	19,800		iShares MSCI EAFE Index Fund	—	1,567,368	1,567,368
					—	1,567,368	1,567,368

				Total Common Stock	123,992,481	93,986,864	217,979,345
				(Cost $)	103,759,453	83,386,123	187,145,576
PREFERRED STOCK: 1.5%
				Germany: 1.5%
—	222	222		Porsche AG	—	371,843	371,843
41,779	993	42,772		ProSieben SAT.1 Media AG	1,520,656	36,143	1,556,799

—	4,894	4,894		RWE AG	—	478,124	478,124
—	9,845	9,845		Volkswagen AG	—	995,136	995,136

					1,520,656	1,881,246	3,401,902
				Total Preferred Stock (Cost $)	1,397,906	1,161,113	2,559,019

RIGHTS: 0.0%
				Sweden: 0.0%
—	12,562	12,562	@	Volvo Aktiebolaget Rights	—	46,873	46,873

					—	46,873	46,873
				Total Rights (Cost $)	—	—	—
					125,513,137	95,914,983	221,428,120
				Total Long-Term Investments (Cost $)	105,157,359	84,547,236	189,704,595

	Principal Amount						Value
SHORT-TERM INVESTMENTS: 2.0%
				Money Market Fund: 1.5%
$3,400,000	$—	$3,400,000	**	ING Institutional Prime Money Market Fund		$3,400,000	$—	$3,400,000

				Total Money Market Fund		3,400,000	—	3,400,000
				(Cost $)		3,400,000	—	3,400,000

				Repurchase Agreement: 0.1%
201,000	—	201,000		Morgan Stanley Repurchase
				Agreement dated 04/30/07, 5.200%,
				due 05/01/07, $201,029 to be
				received upon repurchase
				(Collateralized by $205,000 Federal
				National Mortgage Association,
				3.700%,Market Value plus accrued
				interest $205,296, due 05/23/08)		201,000	—	201,000

				Total Repurchase Agreement		201,000	—	201,000
				(Cost $)		201,000	—	201,000

				Securities Lending Collateralcc: 0.4%
805,473	—	805,473		The Bank of New York Institutional Cash Reserve Fund		805,473	—	805,473

				Total Securities Lending Collateral		805,473	—	805,473
				(Cost $)		805,473	—	805,473

				Total Short-Term Investments		4,406,473	—	4,406,473
				(Cost $)		4,406,473	—	4,406,473

				Total Investments in Securities	97.6%	$129,919,610	$95,914,983	$225,834,593
				(Cost $)*		109,563,832	84,547,236	194,111,068
				Other Assets and Liabilities - Net	2.4	$ 40,402	$5,503,425	$5,543,827
				Net Assets		$129,960,012	$101,418,408	$231,378,420

				Pro Forma Adjustments	(0.0)			(38,900)

				Net Assets after Pro Forma Adjustments	100.0%	$ 129,960,012	$101,418,408	$231,339,520

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at April 30, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is	$ 109,578,920	$ 85,031,659	$ 194,610,579

Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 22,299,710	$ 12,023,577	$ 34,323,287
	Gross Unrealized Depreciation	(1,959,020)	(1,140,253)	(3,099,273)
	Net Unrealized Appreciation	$ 20,340,690	$ 10,883,324	$ 31,224,014

PORTFOLIO MANAGERS’ REPORT FOR ING INDEX PLUS
INTERNATIONAL EQUITY FUND

Set forth below is an excerpt from ING Index Plus International Equity Fund’s Annual Report, dated October 31, 2006.

*            *            *

In our semi-annual report we described the half-year to dream for as global equities, led by foreign markets surged 16.0%, according to the Morgan Stanley Capital International (“MSCI”) World IndexSM(1) calculated in dollars, including net reinvested dividends.  The dream still seemed alive into early May but then investors suddenly woke up to fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off global growth.  After a sharp, month-long correction, recovery set in, but it was not until nearly mid-October that the May 9 high was regained. For the second six months the index rose a more modest 4.6%.  In currencies the dollar was mixed, gaining 2.7% against the yen, losing 1.0% against the euro and 4.3% to the surprising pound sterling, which recently displaced the yen as the third most favored reserve currency.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”)(2), returned 6.1% including dividends in the second half of our fiscal year.  Stocks had actually become cheaper in the last 12 months as corporate profits had been rising faster than prices.  But investors seemed only to have eyes for interest rates.  Initial hopes of an imminent end to the tightening cycle after fifteen consecutive increases since June 2004 propelled the S&P 500® Index to a five-year high on May 5. But these were soon dashed by the sixteenth increase on May 10, followed by a barrage of hawkish rhetoric from the Federal Open Market Committee (“FOMC”), even as the economy was already cooling, evidenced especially by a slumping housing market that had driven much of the consumer spending in the last few years, spending that was now also under threat from record oil prices.  By June 13 the market had fallen by 7.7% from its best level.  But the seventeenth interest rate increase on June 29 was accompanied by balanced language, reviving hopes that the FOMC might at last be finished raising rates.  A tentative recovery was interrupted when renewed conflict in the Middle East sent the price of a barrel of oil to another all-time peak on July 14.  But peace of sorts ultimately returned and as summer driving demand and the hurricane damage threat subsided, the oil price fell nearly 24% from its peak.  The FOMC did indeed refrain from raising rates on August 8 and again took no action in September and October.  Housing data continued to deteriorate and by the end of October, new and existing home prices were falling at the fastest rate in decades. Gross Domestic Product (“GDP”) growth was reported at just 1.6%.  So in the face of this, why were stocks in a clear up-trend to a near six-year high by the last week in October?  For one thing the pull back in oil prices promised to leave more money in the pockets of consumers.  Interest rates were now falling fast at the long end, which made stocks look more attractive as the present value of future corporate profits improved.  Speaking of which, corporate profits stood at over 12% of GDP, the highest share in 40 years, all set to register their thirteenth straight quarter of double-digit year-over-year growth.  In short, for the equity investor, this was a glass that looked distinctly half-full.

In international markets the pattern of results resembled that of the U.S.  The scale was larger in some cases, based on MSCI indices in local currencies including net dividends.  Sustained growth and an end to inflation had pushed Japan to almost a 15-year high in April.  After slipping, the market was by May 8 again approaching that peak, but over the next month stocks dropped 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan, followed by the reality on July 14, that local interest rates would rise for the first time in six years.  The economic data were still mostly positive, but getting past their prime.  By the end of October, household spending was falling at its fastest pace in five years and second quarter GDP growth was reported at only 0.8% annualized.  For the six months the market fell

1

3.9%. European ex UK markets were initially supported by broadly based mergers and acquisitions amid clear signs of improving growth and falling unemployment.  But from their May 9 top, events in the U.S. and a 25bp increase in euro interest rates as inflation remained stubbornly above 2%, sent stocks down 6.9% over the next five weeks.  From there however, markets turned around smartly, even as the European Central Bank raised rates twice more.  Business confidence was strong and the evidently range-bound euro posed little threat to exports.  Merger and acquisition activity rolled on, heartening investors while suggesting that stocks were not particularly expensive.  For the half-year, markets ended up 5.8%, making a 51⁄2-year high. UK equities had been boosted in the first half by the large acquisition-prone Financial, the sizeable Energy and the vibrant Materials sectors.  The reversal in the latter two sectors exacerbated the global retrenchment brought on by interest rate worries after May 9 and UK stocks were dragged down 9.3% by mid June.  As in Japan and the Eurozone, the Bank of England raised rates by ¼% as GDP growth returned to trend, inflation climbed above target and house prices, an important demand generator, continued their recovery.  This cheered investors and led by Financials, the market reclaimed its best levels of the year and more, reaching levels near the end of October not seen in 69 months.

(1)                The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)                The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.  The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown.  Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*           *           *           *

2

The ING Index Plus International Equity Fund (the “Fund”) seeks to outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE® Index”) while maintaining a market level of risk.  The Fund is managed by Carl Ghielen and Martin Jansen, Portfolio Managers, at ING Investment Management Advisors B.V. — the Sub-Adviser.

Performance: Since the Fund’s inception on December 21, 2005 through October 31, 2006, the Fund’s Class A shares, excluding sales charges, provided a total return of 16.80% compared to the MSCI EAFE® Index, which returned 19.39% for the same period.

Portfolio Specifics: The Fund’s strategy is designed to add value to the MSCI EAFE® benchmark through bottom-up security selection on the basis of customized sector models, while maintaining approximate benchmark weights of countries/regions, sectors and industries represented in the benchmark.  The active risk is substantially controlled by the relatively large number of securities in the portfolio (between 300 and 400).  As a first step, the best ranked 200 stocks are selected for inclusion across countries, sectors and industries.  To ensure that appropriate MSCI EAFE® weights and an index-like profile are maintained, an additional 140-230 of the next most attractive securities are added.  The Fund is rebalanced monthly to preserve the desired tilt to stocks ranking well in the models, while maintaining benchmark-like characteristics.

The Fund underperformed its benchmark during the period.  Apart from the negative impact of residual cash in a strongly rising market, this underperformance was mostly due to security selection.  The predictive power of the individual factors included in the models substantially determines stock selection in each sector and country/region.  The models generally worked well in selecting stocks in Europe and Asia Pacific ex-Japan, but acted as a drag in Japan.

During the period, positions within financials had the largest negative impact, largely due to the factor measuring change in return on invested capital. Japanese consumer finance stock Aiful acted as the biggest drag.  The earnings and cash flow variables used in the health care sector also hurt the Fund, as did the earnings momentum and price reversal factors in the consumer discretionary services sub-sector.

By comparison, the Fund’s ranking model in materials proved especially effective as earnings, cash flow and dividend-yield factors contributed to performance.  European steel producers ThyssenKrupp AG (Germany) and Arcelor (Luxembourg) were notable individual contributors.  Successful selection in the utility sector was driven by the Earnings before Interest, Tax, Depreciation, and Amortisation/Enterprise Value (“EBITDA/EV”) and Enterprise Value/Earnings Before Income and Tax (“EV/EBIT”) factors in the model.

Current Strategy and Outlook: By design, the Fund maintains weights approximate to its benchmark and stock selection is a function of the sector/industry ranking models.  Portfolio construction and risk controls are utilized to seek to ensure the Fund’s characteristics are within an acceptable band around the benchmark.  The Fund may have individual positions up to 1.00% greater than the benchmark, while, for risk control purposes, the maximum allowable underweight per security is 0.50%.  Within this context, the Fund currently has a modest tilt towards lower-valuation and smaller-capitalization stocks and has a modest focus on stocks linked primarily to local economies.  The current portfolio of stocks generated an historic earnings growth similar to the MSCI EAFE®, and carries a similar dividend yield.

3

Cumulative Total Returns for the Periods Ended October 31, 2006

	Since Inception of Class A & I December 21, 2005		Since Inception of Class B & C January 12, 2006
Including Sales Charge:
Class A(1)	10.08%		—
Class B(2)	—		6.5 1%
Class C(3)	—		10.31%
Class I	17.00%		—
Excluding Sales Charge:
Class A	16.80%
ClassB	—		11.51%
ClassC	—		11.31%
Class I	17.00%		—
MSCI EAFE® Index(4)	18.94	%(5)	18.94	%(5)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Index Plus International Equity Fund against the index indicated.  The index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expenses.  An investor cannot invest directly in the index.  The Fund’s performance is shown both with and without the imposition of sales charges.  The graph and performance table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.  The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return.  Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history.  Performance over a longer period of time may be more meaningful than short-term performance.

4

This report contains statements that may be “forward-looking” statements.  Actual results may differ materially from those projected in the “forward-looking” statements.  The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover.  The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)                Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)                Reflects deduction of the Class B deferred sales charge of 5%.

(3)                Reflects deduction of the Class C deferred sales charge of 1% for the one year return.

(4)                The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(5)                Since inception performance for the index is shown from January 1, 2006.

5

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees/Directors (“Boards”) of ING International Equity Fund (“International Equity”) and ING Index Plus International Equity Fund (“Index Plus International Equity”) (each a “Fund” and collectively, the “Funds”), approved an Agreement and Plan of Reorganization dated July 24, 2007, respectively (the “Plan”) whereby, subject to approval by the shareholders of International Equity, Index Plus International Equity will acquire all of the assets of International Equity, subject to the liabilities of such Fund, in exchange for Index Plus International Equity issuing shares of such fund to shareholders of International Equity in a number equal in value to net assets of International Equity (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Index Plus International Equity remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at April 30, 2007.  The unaudited pro forma statement of assets and liabilities reflects the pro forma combined financial position of Index Plus International Equity and International Equity at April 30, 2007.  The unaudited pro forma statement of operations reflects the pro forma combined results of operations for the twelve months ended April 30, 2007. These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for Index Plus International Equity and International Equity under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of International Equity for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Boards of each Fund.  Among elements of analysis, the Boards has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Index Plus International Equity issued in connection with the proposed acquisition of International Equity by

Index Plus International Equity as of April 30, 2007.   The number of additional shares issued was calculated by dividing the net assets of each Class of common International Equity by the respective class net asset value per share of Index Plus International Equity.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the merger had taken place on April 30, 2007.  International Equity’s expenses were adjusted assuming Index Plus International Equity’s fee structure was in effect for the twelve months ended April 30, 2007, excluding offering costs.

Note 5 – Merger Costs:

ING Investments, LLC, or an affiliate and International Equity will share the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by International Equity are estimated at approximately $38,900. These costs represent one half of the estimated expenses of the Fund carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.  ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Merger.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

[INSERT ING LOGO & ADDRESS]

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free 1-888-221-0697 and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-line directions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON OCTOBER 30, 2007

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING INTERNATIONAL EQUITY FUND

The undersigned hereby appoint(s)  Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on October 30, 2007 at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This proxy ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and among ING International Equity Fund and ING Index Plus International Equity Fund, providing for the reorganization of ING International Equity Fund with and into ING Index Plus International Equity Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C

OTHER INFORMATION

ITEM 15.                INDEMNIFICATION

Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant’s Trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office (“disabling conduct”).

Section 7 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant’s Distribution Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct. Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Registrant has obtained from a major insurance carrier a Trustees’ and officers’ liability policy covering certain types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.                EXHIBITS

(1)                                  (a)           Amended and Restated Declaration of Trust of ING Mutual Funds dated June 3, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 102

to the Registrant’s Registration Statement on Form N-1A filed on September 8, 2004 and incorporated herein by reference.

(b)

Amendment No. 1 dated September 2, 2004 to the Amended and Restated Declaration of Trust (ING Global Real Estate Fund Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A filed on September 8, 2004 and incorporated herein by reference.

(c)

Amendment No. 2 dated January 31, 2005 to the Amended and Restated Declaration of Trust (establishment of ING International Value Choice Fund, Classes A, B and C)– Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(d)

Amendment No. 3 dated February 1, 2005 to the Amended and Restated Declaration of Trust (name change – ING Global Value Choice Fund, formerly ING Worldwide Growth Fund)– Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(e)

Amendment No. 4 dated March 1, 2005 to the Amended and Restated Declaration of Trust (name change – ING International SmallCap Fund, formerly ING International SmallCap Growth Fund)– Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(f)

Amendment No. 5 dated April 29, 2005 to the Amended and Restated Declaration of Trust (establishment of ING Global Value Choice Fund and ING International Value Choice Fund, Class I shares)– Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(g)

Amendment No. 6 dated September 1, 2005 to the Amended and Restated Declaration of Trust (establishment of ING Emerging Markets Fixed Income Fund and ING Greater China Fund, Class A, Class B, Class C and Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(h)	Amendment No. 7 dated September 30, 2005 to the Amended and Restated Declaration of Trust (Class O shares for ING Global Equity Dividend Fund & ING Global Real Estate Fund) – Filed as an Exhibit to

Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(i)

Amendment No. 8 dated November 1, 2005 to the Amended and Restated Declaration of Trust (ING Diversified International Fund, ING Index Plus International Equity Fund and ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(j)

Amendment No. 9 dated November 10, 2005 to the Amended and Restated Declaration of Trust (ING International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(k)

Amendment No. 10 dated March 16, 2006 to the Amended and Restated Declaration of Trust (ING Global Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on June 19, 2006 and incorporated herein by reference.

(l)

Amendment No. 11 dated May 25, 2006 to the Amended and Restated Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on June 19, 2006 and incorporated herein by reference.

(m)

Amendment No. 12 dated July 13, 2006 to the Amended and Restated Declaration of Trust (ING Diversified International Fund – Class R shares) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A on August 14, 2006 and incorporated herein by reference.

(n)

Amendment No. 13 dated October 9, 2006 to the Amended and Restated Declaration of Trust (name change – ING Global Natural Resources Fund, formerly ING Precious Metals Fund) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A on December 7, 2006 and incorporated herein by reference.

(o)

Amendment No. 14 dated November 9, 2006,to the Amended and Restated Declaration of Trust (new fund – ING International Value Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A on December 7, 2006 and incorporated herein by reference.

(p)

Amendment No. 15 dated November 9, 2006 to the Amended and Restated Declaration of Trust (authority to reclassify, reorganize, recapitalize or convert issued or unissued Interests of any class into Interests of one or more other classes) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(q)

Amendment No. 16 dated November 9, 2006 to the Amended and Restated Declaration of Trust (abolishing of Class M shares of ING Emerging Countries Fund) –Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(r)

Amendment No. 17 dated February 28, 2007 to the Amended and Rested Declaration of Trust (name change – ING International Growth Opportunities Fund, formerly ING International Fund) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(s)

Amendment No. 18 dated March 2, 2007 to the Amended and Restated Declaration of Trust (new fund – ING International Equity Dividend Fund) – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(2)	(a)

Amended Bylaws of Registrant (Nicholas-Applegate Mutual Funds) dated December 18, 1992 - Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(b)

Form of Amendment to Section 2.5 of Bylaws of Registrant – Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A on June 4, 1996 and incorporated herein by reference.

(3)		Not applicable.

(4)

Form of Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING International Equity Fund series, and ING Mutual Funds, on behalf of its ING Index Plus International Equity Fund series – Filed herewith.

(5)		Not applicable.

(6)	(a)

Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(i)

First Amendment dated December 15, 2006 to the Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(ii)

Amended Schedule A effective February 28, 2007 with respect to the Amended and Restated Investment Management Agreement dated February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(iii)

Waiver letter dated November 1, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(b)

Investment Management Agreement between the Trust and ING Investments, LLC dated September 23, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

First Amendment dated September 2, 2004 to the Investment Management Agreement (with regards to Foreign, Global Equity Dividend, International, Precious Metals and Russia Funds) – Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(ii)

Amended Schedule A dated August 2004, with respect to the Investment Management Agreement – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(iii)

Second Amendment dated December 15, 2006 to the Investment Management Agreement – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(iv)

Form of Amended Schedule A dated May 2007 to the Investment Management Agreement – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(c)

Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated August 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

First Amendment effective September 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(ii)

Amended Schedule A dated December 20, 2006 with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(iii)

Aeltus Termination letter (ING Worldwide Growth Fund), dated December 3, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A on September 30, 2005 and incorporated herein by reference.

(iv)

Second Amendment effective December 15, 2006 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(d)

Amended and Restated Sub-Advisory Agreement dated December 7, 2005 between ING Investments, LLC and ING Investment Management Advisors B.V. - Filed as an exhibit to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(i)

First Amendment effective December 15, 2006 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Advisors B.V. – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(ii)

Form of Amended Schedule A dated May 16, 2007 to the Amended and Restated Sub-Advisory Agreement by and between ING Investments, LLC and ING Investment Management Advisors B.V. - Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(e)

Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities L.P. dated September 23, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Clarion Name change notification – Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(ii)

First Amendment effective as of July 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Clarion – Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(iii)

Second Amendment effective as of September 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Clarion – Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

	(iv)	Amended Schedule A dated April 28, 2006 to the Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real

Estate Securities L.P. – Filed as an Exhibit to Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N-1A on December 7, 2006 and incorporated herein by reference.

(v)

Third Amendment effective as of December 15, 2006 to the Sub-Advisory Agreement between ING Investments, LLC, and ING Clarion Real Estate Securities L.P. – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(f)

Sub-Advisory Agreement between ING Investments, LLC and Julius Baer Investment Management, Inc. dated May 28, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and Julius Baer Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(ii)

First Amendment effective as of December 15, 2006 to the Sub-Advisory Agreement between ING Investments, LLC and Julius Baer Investment Management, LLC – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(g)

Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, L.P dated March 1, 2005- Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(i)

Schedule A dated March of 2005 with respect to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

	(ii)	First Amendment effective as of December 15, 2006 to the Sub-Advisory Agreement between ING Investments, LLC and Brandes

Investment Partners, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(h)

Sub-Advisory Agreement between ING Investments, LLC and Acadian Asset Management, Inc. dated March 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 107 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2005 and incorporated herein by reference.

(i)

First Amendment effective December 15, 2006 to the Sub-Advisory Agreement between ING Investments, LLC, and Acadian Asset Management, Inc. – – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(i)

Sub-Advisory Agreement between ING Investments, LLC and Hansberger Global Investors, Inc. dated March 1, 2007- Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(i)

Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and Hansberger Global Investors, Inc., dated March 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(j)

Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited., dated December 7, 2005- Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(i)

Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(ii)

First Amendment, effective December 15, 2006, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited – Filed as an Exhibit to Post-Effective Amendment No. 121 to the

Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(k)

Sub-Advisory Agreement between ING Investments, LLC and ING Tradewinds NWQ Global Investors, LLC dated April 3, 2006 (ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A on December 7, 2006 and incorporated herein by reference.

(i)

First Amendment, effective December 15, 2006, to the Sub-Advisory Agreement between ING Investments, LLC and Tradewinds NWQ Global Investors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(l)

Sub-Advisory Agreement between ING Investments, LLC and ING Tradewinds NWQ Global Investors, LLC dated May 25, 2006 (ING Global Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A on December 7, 2006 and incorporated herein by reference.

(i)

First Amendment, effective as of December 15, 2006, to the Sub-Advisory Agreement dated May 25, 2006 between ING Investments, LLC and Tradewinds NWQ Global Investors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(m)

Sub-Advisory Agreement between ING Investments, LLC and Batterymarch Financial Management, Inc., dated November 1, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A on December 7, 2006 and incorporated herein by reference.

(7)	(a)

Underwriting Agreement between ING Mutual Funds and ING Funds Distributor, Inc. dated September 23, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Form of Amended Schedule A dated May 16, 2007, with respect to the Underwriting Agreement between ING Mutual Funds and ING Funds Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(8)		Not applicable.

(9)	(a)

Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Form of Amended Exhibit A dated May 16, 2007 to the Custody Agreement with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(b)

Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A filed on August 29, 2003 and incorporated herein by reference.

(i)

Form of Amended Exhibit A dated May 16, 2006 to the Foreign Custody Manager Agreement with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(ii)

Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of June 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(c)

Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003- Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Form of Amended Exhibit A dated May 16, 2007 to the Securities Lending Agreement and Guaranty with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(10)	(a)

Amended and Restated Service and Distribution Plan for Pilgrim Mutual Funds Class B - Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Form of Amended and Restated Schedule A effective May 16, 2007 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class B – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(b)

Amended and Restated Service and Distribution Plan for Pilgrim Mutual Funds Class A - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Form of Amended and Restated Schedule A effective May 16, 2007 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class A – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(ii)

Waiver letter, dated January 1, 2007 (Emerging Countries Fund) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(c)

Amended and Restated Service and Distribution Plan for Pilgrim Mutual Funds Class C - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Form of Amended and Restated Schedule A effective May 16, 2007 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class C – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(d)

Second Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly, Pilgrim Mutual Funds) Class M effective June 1, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(e)	Service and Distribution Plan for ING Mutual Funds Class A - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s

Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(f)

Distribution Plan for ING Mutual Funds Class A - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(g)

Service and Distribution Plan for ING Mutual Funds Class B - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(h)

Distribution Plan for ING Mutual Funds Class B - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Schedule A to the Distribution Plan for Class B dated August 2004 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(i)

Service and Distribution Plan for ING Mutual Funds Class C - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(j)

Distribution Plan for ING Mutual Funds Class C - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Schedule A to Distribution Plan for Class C dated August 2004 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(k)

Shareholder Services Plan for ING Mutual Funds Class O shares- Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(l)	Shareholder Services Plan for ING Mutual Funds Class R share – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s

Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(m)

Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective January 2, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(i)

Amended Schedule A effective May 16, 2007 to the Third Amended and Restate Multiple Class Plan Pursuant to Rule 18f-3 – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(ii)

Amended Schedule B effective May 16, 2007 to the Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 7 – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel – Filed herewith.

(12)	Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

(13)	(a)

Administration Agreement between ING Mutual Funds and ING Funds Services, LLC dated September 23, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Form of Amended Schedule A, dated May 16, 2007, to the Administration Agreement between ING Mutual Funds and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(b)

Agency Agreement dated November 30, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Form of Amended and Restated Exhibit A dated May 16, 2007 to the Agency Agreement – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(c)

Fund Accounting Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)

Form of Amended Exhibit A dated May 16, 2007 to the Fund Accounting Agreement with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(d)

Shareholder Servicing Plan for ING Mutual Funds Class O (ING Global Equity Dividend Fund and ING Global Real Estate Fund) dated July 21, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(e)

Shareholder Service Plan for ING Mutual Funds Class Q - Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(f)

Shareholder Service Plan Fee Waiver for ING Mutual Funds Class A Shares (ING Emerging Countries Fund) dated January 1, 2005- Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(g)

Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and ING Clarion Real Estate Securities, L.P. effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(i)

Amended Schedule A effective April 28, 2006 to the Restated Expense Limitation Agreement– – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(h)	Amended and Restated Expense Limitation Agreement effective May 29, 2003 as hereby amended and restated on February 1, 2005 between ING Mutual Funds and ING Investments, LLC with respect to ING Global

Equity Dividend Fund – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(i)

Amended Schedule A dated July of 2005 with respect to the Restated Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(i)

Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(i)

Side Agreement dated March 1, 2007 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (Foreign Fund) effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(ii)

Side Agreement dated March 1, 2007 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (International Fund) effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(iii)

Side Agreement dated January 1, 2007 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (Emerging Countries) effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A on February 23, 2007 and incorporated herein by reference.

(iv)

Form of Amended Schedule A dated March 1, 2007 to the Amended and Restated Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s

Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

ITEM 17.  UNDERTAKINGS

(1)                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                  The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 27th day of July, 2007.

ING Mutual Funds

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	July 27, 2007
Shaun P. Mathews*	Officer

	Senior Vice President and	July 27, 2007
Todd Modic*	Chief/Principal Financial
Officer

	Trustee	July 27, 2007
John G. Turner*

	Trustee	July 27, 2007
John V. Boyer*

	Trustee	July 27, 2007
J. Michael Earley*

	Trustee	July 27, 2007
R. Barbara Gitenstein*

	Trustee	July 27, 2007
David W.C. Putnam*

	Trustee	July 27, 2007
Patrick W. Kenny*

	Trustee	July 27, 2007
Roger B. Vincent*

	Trustee	July 27, 2007
Sheryl K. Pressler*

	Trustee	July 27, 2007
Patricia W. Chadwick*

*	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact **

**           Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee – Filed herewith.

EXHIBIT INDEX

ING Mutual Funds

Exhibit Number	Exhibit Description
(4)

Form of Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING International Equity Fund series, and ING Mutual Funds, on behalf of its ING Index Plus International Equity Fund series

(11)	Opinion of Counsel
(14)	Consent of Independent Auditors
(16)	Powers of Attorney